Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 91.96%
ASSET-BACKED SECURITIES — 3.86%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.28%	12/27/44[1,2]	$22,720,225	$21,751,557
AIMCO CLO, Series 2015-AA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.07%	01/15/28[1,2,3]	13,266,027	13,088,960
AMMC CLO 19 Ltd., Series 2016-19A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.36%	10/16/28[1,2,3]	63,830,000	62,811,458
Apidos CLO XXII, Series 2015-22A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
2.20%	04/20/31[1,2,3]	21,475,000	20,966,001
Atrium XII, Series 12A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
1.93%	04/22/27[1,2,3]	26,243,012	25,845,693
Barings BDC Static CLO Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
2.24%	04/15/27[1,2,3]	2,024,770	2,017,395
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.94%	01/20/28[1,2,3]	51,351,355	50,887,506
Barings CLO Ltd., Series 2016-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.22%	07/20/28[1,2,3]	49,870,000	49,472,651
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.09%	07/20/29[1,2,3]	35,811,000	35,325,974
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.74%	01/25/35[1,2]	1,299,310	1,205,181
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.63%	04/25/35[1,2]	2,770,406	2,520,723
BlueMountain CLO Ltd., Series 2015-2A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
2.07%	07/18/27[1,2,3]	8,276,175	8,160,793
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
0.88%	12/26/35[1]	$39,693	$38,978
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.56%	02/25/35[1]	12,315,000	11,804,431
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
1.41%	11/25/33[1]	16,050,000	15,450,309
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.99%	10/27/36[1]	24,361,000	22,981,722
CIT Education Loan Trust, Series 2007-1,
Class A
(LIBOR USD 3-Month plus 0.09%)
0.39%	03/25/42[1,2]	18,307,589	16,231,094
CIT Education Loan Trust, Series 2007-1,
Class B
(LIBOR USD 3-Month plus 0.30%)
0.60%	06/25/42[1,2]	12,907,995	10,617,154
Clear Creek CLO, Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.34%	10/20/30[1,2,3]	27,190,000	26,704,387
College Loan Corp. Trust, Series 2005-2,
Class B
(LIBOR USD 3-Month plus 0.49%)
1.71%	01/15/37[1]	2,561,776	2,188,725
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
1.21%	11/15/28[1,2,3]	19,066,000	18,764,567
Dryden 33 Senior Loan Fund,
Series 2014-33A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
2.45%	04/15/29[1,2,3]	1,000,000	987,500
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.12%	04/15/29[1,2,3]	22,948,000	22,527,363
Eaton Vance CLO Ltd., Series 2013-1A,
Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.38%	01/15/28[1,2,3]	20,025,000	19,715,013
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.53%	07/26/66[1,2]	37,418,125	35,934,168

June 2020 / 1

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.98%	04/26/32[1,2]	$12,740,000	$12,248,372
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
1.64%	04/25/35[1]	17,823	17,386
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.23%	03/25/36[1]	11,437,748	11,114,500
EFS Volunteer No. 2 LLC, Series 2012-1,
Class A2
(LIBOR USD 1-Month plus 1.35%)
1.53%	03/25/36[1,2]	14,257,292	13,908,961
Flatiron CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.89%)
2.11%	04/15/27[1,2,3]	4,667,629	4,622,820
Galaxy XXIX CLO Ltd., Series 2018-29A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
1.18%	11/15/26[1,2,3]	4,646,725	4,577,443
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
0.59%	05/25/36[1]	25,000,000	23,215,400
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29[2,3]	36,360,042	35,727,874
Goal Capital Funding Trust, Series 2005-2,
Class B
(LIBOR USD 3-Month plus 0.53%)
0.89%	11/25/44[1]	8,227,082	7,617,726
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.81%	08/25/42[1]	2,284,577	1,991,558
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
0.83%	09/25/41[1,2]	61,005,798	56,908,307
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
1.95%	10/29/29[1,2,3]	5,445,000	5,379,438
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73[2]	666,373	742,547

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73[2]	$43,608,890	$47,230,905
LCM XIII LP, Series 2013A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.28%	07/19/27[1,2,3]	25,575,000	25,160,694
LCM XVIII LP, Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
2.46%	07/15/27[1,2,3]	20,425,000	20,195,229
LCM XX LP, Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
2.18%	10/20/27[1,2,3]	7,120,000	7,017,692
LCM XXI LP, Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
2.02%	04/20/28[1,2,3]	32,465,000	31,810,830
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
0.38%	06/25/37[1,2]	246,270	186,260
Limerock CLO III LLC, Series 2014-3A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.34%	10/20/26[1,2,3]	24,174,329	24,117,694
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
1.97%	04/15/29[1,2,3]	22,782,500	22,253,969
Magnetite XVIII Ltd., Series 2016-18A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.47%	11/15/28[1,2,3]	20,750,000	20,419,868
Magnetite XXI Ltd., Series 2019-21A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
2.42%	04/20/30[1,2,3]	34,100,000	33,641,696
Navient Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.51%)
0.69%	06/25/31[1]	830,903	798,492
Navient Student Loan Trust, Series 2014-2,
Class A
(LIBOR USD 1-Month plus 0.64%)
0.82%	03/25/83[1]	61,949,610	57,124,888
Navient Student Loan Trust, Series 2014-3,
Class A
(LIBOR USD 1-Month plus 0.62%)
0.80%	03/25/83[1]	67,680,375	63,896,347

2 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-4,
Class A
(LIBOR USD 1-Month plus 0.62%)
0.80%	03/25/83[1]	$101,724,911	$93,293,919
Navient Student Loan Trust, Series 2014-5,
Class A
(LIBOR USD 1-Month plus 0.62%)
0.80%	03/25/83[1]	81,426,506	77,484,189
Navient Student Loan Trust, Series 2014-6,
Class A
(LIBOR USD 1-Month plus 0.61%)
0.79%	03/25/83[1]	42,202,280	40,911,376
Navient Student Loan Trust, Series 2014-7,
Class A
(LIBOR USD 1-Month plus 0.61%)
0.79%	03/25/83[1]	86,464,103	80,156,123
Navient Student Loan Trust, Series 2015-1,
Class A2
(LIBOR USD 1-Month plus 0.60%)
0.78%	04/25/40[1]	63,911,066	59,772,728
Navient Student Loan Trust, Series 2015-2,
Class A3
(LIBOR USD 1-Month plus 0.57%)
0.75%	11/26/40[1]	129,071,455	123,804,974
Navient Student Loan Trust, Series 2016-1A,
Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	02/25/70[1,2]	29,578,492	28,047,476
Navient Student Loan Trust, Series 2016-7A,
Class A
(LIBOR USD 1-Month plus 1.15%)
1.33%	03/25/66[1,2]	60,445,527	59,153,618
Navient Student Loan Trust, Series 2017-1A,
Class A3
(LIBOR USD 1-Month plus 1.15%)
1.33%	07/26/66[1,2]	130,000	126,752
Navient Student Loan Trust, Series 2017-3A,
Class A3
(LIBOR USD 1-Month plus 1.05%)
1.23%	07/26/66[1,2]	130,000	125,437
Navient Student Loan Trust, Series 2018-3A,
Class A3
(LIBOR USD 1-Month plus 0.80%)
0.98%	03/25/67[1,2]	35,000,000	34,122,313
Nelnet Student Loan Trust, Series 2006-1,
Class A6
(LIBOR USD 3-Month plus 0.45%)
0.81%	08/23/36[1,2]	12,500,000	11,961,139
Nelnet Student Loan Trust, Series 2007-2A,
Class A3L
(LIBOR USD 3-Month plus 0.35%)
0.65%	03/25/26[1,2]	24,016,050	23,548,972

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2012-5A,
Class A
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/27/36[1,2]	$11,666,340	$11,321,320
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)
1.13%	11/25/48[1,2]	11,630,000	10,300,861
Nelnet Student Loan Trust, Series 2014-5A,
Class A
(LIBOR USD 1-Month plus 0.55%)
0.73%	07/25/46[1,2]	64,230,115	62,081,367
Nelnet Student Loan Trust, Series 2015-1A,
Class A
(LIBOR USD 1-Month plus 0.59%)
0.77%	04/25/46[1,2]	118,338,728	114,445,709
Nelnet Student Loan Trust, Series 2015-2A,
Class A2
(LIBOR USD 1-Month plus 0.60%)
0.78%	09/25/47[1,2]	51,405,117	49,468,003
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
1.08%	06/25/54[1,2]	8,890,000	8,405,603
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.07%	01/15/28[1,2,3]	1,657,620	1,635,275
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.89%	10/25/41[1]	17,780,246	17,055,039
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
1.64%	01/29/46[1]	35,217,932	34,592,028
OCP CLO Ltd., Series 2020-19A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.07%	07/20/31[1,2,3]	16,720,000	16,753,570
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.94%	10/20/26[1,2,3]	17,710,000	17,544,766
Palmer Square Loan Funding Ltd.,
Series 2019-1, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
2.19%	04/20/27[1,2,3]	10,434,862	10,307,557
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.92%	10/24/27[1,2,3]	63,021,500	62,019,458

June 2020 / 3

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
2.11%	04/20/28[1,2,3]	$38,125,000	$37,550,456
Panthera Aviation, Series 2013-1
10.00%	01/25/224,5,†	13,004,312	1,300,431
Panthera Aviation, Series 2013-2[6]
10.00%	03/20/244,5,7,†	2,686,551	569,549
PHEAA Student Loan Trust, Series 2015-1A,
Class A
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/25/41[1,2]	131,034,837	125,897,768
Recette CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.06%	10/20/27[1,2,3]	27,423,294	27,089,278
Residential Asset Mortgage Products Trust,
Series 2005-RZ4, Class M3
(LIBOR USD 1-Month plus 0.52%)
0.70%	11/25/35[1]	250,000	246,415
Riserva CLO Ltd., Series 2016-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.28%	10/18/28[1,2,3]	13,270,000	13,070,154
Rockford Tower CLO Ltd., Series 2017-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
2.24%	10/15/29[1,2,3]	26,680,000	26,150,137
Scholar Funding Trust, Series 2012-B,
Class A2
(LIBOR USD 1-Month plus 1.10%)
1.28%	03/28/46[1,2]	21,271,758	20,665,137
Securitized Asset-Backed Receivables LLC
Trust, Series 2006-CB5, Class A3
(LIBOR USD 1-Month plus 0.14%)
0.32%	06/25/36[1]	264,525	194,848
SLC Student Loan Trust I, Series 2002-2,
Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42[1,2]	20,900,000	18,544,570
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
0.68%	08/15/31[1]	310,806	263,960
SLC Student Loan Trust, Series 2006-1,
Class A6
(LIBOR USD 3-Month plus 0.16%)
0.47%	03/15/55[1]	9,805,000	8,952,636
SLC Student Loan Trust, Series 2006-2,
Class A6
(LIBOR USD 3-Month plus 0.16%)
0.47%	09/15/39[1]	16,000,000	14,979,214

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2008-1,
Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.91%	12/15/32[1]	$14,017,632	$14,039,203
SLM Student Loan Trust, Series 2003-12,
Class B
(LIBOR USD 3-Month plus 0.59%)
0.90%	03/15/38[1]	58,109	51,354
SLM Student Loan Trust, Series 2003-4,
Class A5E
(LIBOR USD 3-Month plus 0.75%)
1.06%	03/15/33[1,2]	5,142,913	4,756,166
SLM Student Loan Trust, Series 2004-3A,
Class A6A
(LIBOR USD 3-Month plus 0.55%)
1.54%	10/25/64[1,2]	35,595,437	33,882,185
SLM Student Loan Trust, Series 2005-5,
Class A5
(LIBOR USD 3-Month plus 0.75%)
1.74%	10/25/40[1]	7,134,000	6,621,007
SLM Student Loan Trust, Series 2005-9,
Class A7A
(LIBOR USD 3-Month plus 0.60%)
1.59%	01/25/41[1]	63,361,843	60,473,314
SLM Student Loan Trust, Series 2006-2,
Class A6
(LIBOR USD 3-Month plus 0.17%)
1.16%	01/25/41[1]	35,540,910	32,768,893
SLM Student Loan Trust, Series 2006-8,
Class A6
(LIBOR USD 3-Month plus 0.16%)
1.15%	01/25/41[1]	32,989,000	30,568,577
SLM Student Loan Trust, Series 2007-1,
Class A6
(LIBOR USD 3-Month plus 0.14%)
1.13%	01/27/42[1]	34,350,000	31,486,099
SLM Student Loan Trust, Series 2007-1,
Class B
(LIBOR USD 3-Month plus 0.22%)
1.21%	01/27/42[1]	4,321,048	3,650,088
SLM Student Loan Trust, Series 2007-3,
Class A4
(LIBOR USD 3-Month plus 0.06%)
1.05%	01/25/22[1]	2,561,519	2,401,782
SLM Student Loan Trust, Series 2007-6,
Class B
(LIBOR USD 3-Month plus 0.85%)
1.84%	04/27/43[1]	4,356,009	3,909,509
SLM Student Loan Trust, Series 2007-7,
Class A4
(LIBOR USD 3-Month plus 0.33%)
1.32%	01/25/22[1]	302,933	286,576

4 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-1,
Class A4
(LIBOR USD 3-Month plus 0.65%)
1.64%	01/25/22[1]	$39,459,914	$36,523,469
SLM Student Loan Trust, Series 2008-2,
Class A3
(LIBOR USD 3-Month plus 0.75%)
1.74%	04/25/23[1]	90,254,165	84,226,553
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	01/25/83[1]	38,874,000	32,949,700
SLM Student Loan Trust, Series 2008-3,
Class A3
(LIBOR USD 3-Month plus 1.00%)
1.99%	10/25/21[1]	18,618	17,570
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	04/26/83[1]	2,260,000	2,053,434
SLM Student Loan Trust, Series 2008-4,
Class A4
(LIBOR USD 3-Month plus 1.65%)
2.64%	07/25/22[1]	2,211,065	2,158,853
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	04/25/73[1]	8,849,000	7,705,401
SLM Student Loan Trust, Series 2008-5,
Class A4
(LIBOR USD 3-Month plus 1.70%)
2.69%	07/25/23[1]	33,228,224	32,715,306
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/25/73[1]	37,199,000	30,559,615
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
2.09%	07/25/23[1]	13,699,307	13,050,583
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83[1]	31,424,000	26,245,601
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83[1]	17,206,000	15,127,794
SLM Student Loan Trust, Series 2008-8,
Class A4
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23[1]	2,955,648	2,936,775

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/75[1]	$625,000	$604,918
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23[1]	67,966,405	66,513,691
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/83[1]	45,100,000	43,008,298
SLM Student Loan Trust, Series 2009-3,
Class A
(LIBOR USD 1-Month plus 0.75%)
0.93%	01/25/45[1,2]	171,302,856	155,962,411
SLM Student Loan Trust, Series 2011-1,
Class A2
(LIBOR USD 1-Month plus 1.15%)
1.33%	10/25/34[1]	3,070,000	3,056,451
SLM Student Loan Trust, Series 2012-1,
Class A3
(LIBOR USD 1-Month plus 0.95%)
1.13%	09/25/28[1]	648,908	615,925
SLM Student Loan Trust, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	01/25/29[1]	13,668,798	12,702,952
SLM Student Loan Trust, Series 2012-3,
Class A
(LIBOR USD 1-Month plus 0.65%)
0.83%	12/27/38[1]	16,111,975	15,473,108
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
0.83%	05/26/26[1]	23,787,923	21,835,010
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
2.35%	07/17/28[1,2,3]	56,940,000	56,250,716
Treman Park CLO Ltd., Series 2015-1A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
2.21%	10/20/28[1,2,3]	21,585,000	21,226,473
Vermont Student Assistance Corp.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	07/28/34[1]	3,294,075	3,188,059
Voya CLO Ltd., Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
1.71%	07/25/26[1,2,3]	11,247,063	11,188,165

June 2020 / 5

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.16%	04/25/40[1,2]	$147,056	$138,972

Total Asset-Backed Securities
(Cost $3,438,210,490)			3,296,770,880

BANK LOANS — 1.14%*

Automotive — 0.02%
Panther BF Aggregator 2 LP
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.68%	04/30/26[1]	20,085,066	19,206,344

Communications — 0.35%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.18%	01/31/25[1]	13,939,646	13,382,060
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	03/15/27[1]	28,904,875	27,353,261
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.93%	02/01/27[1]	8,009,649	7,729,832
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.43%	04/04/26[1]	15,648,044	14,878,707
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	07/17/25[1]	3,864,844	3,669,785
2.43%	01/15/26[1]	24,994,011	23,755,558
CSC Holdings LLC,
Term Loan B5
(LIBOR plus 2.50%)
2.68%	04/15/27[1]	6,982,500	6,650,203
Frontier Communications Corp.,
Term Loan B, 1st Lien
(PRIME plus 2.75%)
6.00%	06/17/24[1]	156,337	152,903
(LIBOR plus 3.75%)
5.35%	06/17/24[1]	46,781,440	45,753,886
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 3.50%)
6.75%	01/02/24[1,3]	2,000,000	2,007,730
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63%	01/02/24[1,3]	25,379,651	25,451,095

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien
(Luxembourg)
(LIBOR plus 5.50%)
6.50%	07/13/21[1,3,8]	$2,950,915	$3,003,486
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	03/01/27[1]	22,889,876	21,720,890
T-Mobile USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	04/01/27[1]	68,180,000	68,148,978
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	03/09/27[1]	34,413,750	32,777,376

			296,435,750

Consumer Discretionary — 0.03%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.92%	02/06/23[1]	26,181,866	25,080,395

Electric — 0.04%
Homer City Generation LP,
Term Loan B, 1st Lien[6]
(LIBOR plus 11.00%)
12.95%	04/05/23[1,4,5,7]	7,960,085	6,009,864
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	12/31/25[1]	22,101,364	21,385,059
1.94%	12/31/25[1]	5,307,898	5,135,869

			32,530,792

Entertainment — 0.01%
CineWorld Finance US, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.32%	02/28/25[1]	7,876,505	5,984,056

Finance — 0.08%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.93%	02/27/26[1,3]	1,484,965	1,306,769
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50%	01/15/25[1]	6,520,459	6,092,163

6 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.06%	10/06/23[1]	$40,728,731	$39,112,208
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.18%	04/30/28[1]	28,600,000	27,053,884

			73,565,024

Food — 0.02%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00%	08/03/25[1]	4,489,507	4,345,843
3.01%	08/03/25[1]	12,096,934	11,709,832
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
3.07%	05/01/26[1,3]	1,130,551	1,085,646

			17,141,321

Gaming — 0.03%
Caesars Entertainment LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.18%	10/07/24[1]	10,146,696	10,113,415
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/19/25[1]	5,000,000	4,714,850
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.18%	12/27/24[1]	11,692,632	11,361,965

			26,190,230

Health Care — 0.24%
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25%	05/10/26[1]	5,850,378	5,808,957
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50%	03/01/24[1]	16,310,241	15,722,338
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.75%	02/04/27[1]	96,850,000	92,612,813
Gentiva Health Services, Inc.,
Term Loan, 1st Lien

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 3.25%)
3.44%	07/02/25[1]	$6,561,790	$6,381,341
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11%	11/15/27[1]	8,009,750	7,733,934
HCA, Inc.,
Term Loan B12, 1st Lien
(LIBOR plus 1.75%)
1.93%	03/13/25[1]	14,887,500	14,626,969
MPH Acquisition Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.20%	06/07/23[1]	10,417,776	9,934,495
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.94%	11/27/25[1]	4,578,947	4,439,679
(LIBOR plus 3.00%)
3.19%	06/02/25[1]	49,607,873	48,355,523

			205,616,049

Industrials — 0.06%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.18%	07/01/26[1]	27,331,960	26,206,293
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	06/30/24[1]	2,939,394	2,885,515
Energizer Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.44%	12/17/25[1]	1,254,000	1,197,570
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.56%	04/03/24[1]	4,264,165	3,859,069
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.43%	05/30/25[1]	15,499,556	14,001,679
TransDigm, Inc.,
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
2.43%	12/09/25[1]	5,444,791	4,928,979

			53,079,105

Information Technology — 0.08%
Broadcom, Inc.,
Delayed-Draw Term Loan A3

June 2020 / 7

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 1.13%)
1.30%	11/04/22[1]	$26,359,375	$26,277,002
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
2.50%	03/07/24[1]	13,182,323	12,819,809
IQVIA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.93%	01/17/25[1]	8,952,979	8,690,030
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.06%	06/11/25[1]	6,418,503	6,248,701
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25[1]	7,574,511	7,279,825
SS&C Technologies, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25[1]	5,321,621	5,114,584
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25[1]	5,409,019	5,181,002

			71,610,953

Real Estate Investment Trust (REIT) — 0.07%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/11/25[1]	44,178,400	42,664,406
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.94%	12/20/24[1]	19,528,636	18,253,221

			60,917,627

Retail — 0.03%
BC ULC/New Red Finance, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.93%	11/19/26[1,3]	23,910,535	22,717,997

Services — 0.05%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	05/30/25[1]	35,368,761	34,484,542
PowerTeam Services LLC,
Term Loan, 1st Lien

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Services (continued)
(LIBOR plus 3.25%)
4.25%	03/06/25[1]	$7,959,653	$7,633,785

			42,118,327

Transportation — 0.03%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	01/29/27[1]	8,100,000	6,220,800
United Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/01/24[1]	18,406,540	16,853,580

			23,074,380

Total Bank Loans
(Cost $996,755,272)			975,268,350

CORPORATES — 27.70%*

Automotive — 0.02%
Ford Motor Co.
7.45%	07/16/31	200,000	210,502
General Motors Co.
(LIBOR USD 3-Month plus 0.80%)
1.27%	08/07/20[1]	4,850,000	4,848,943
(LIBOR USD 3-Month plus 0.90%)
1.21%	09/10/21[1]	8,685,000	8,590,480

			13,649,925

Banking — 3.38%
Bank of America Corp.
2.59%	04/29/31[9]	22,385,000	23,753,453
3.00%	12/20/23[9]	119,018,000	125,077,397
Bank of America Corp. (MTN)
1.32%	06/19/26[9]	18,430,000	18,496,937
2.33%	10/01/21[9]	12,930,000	12,983,740
2.50%	02/13/31[9]	23,707,000	24,855,615
3.12%	01/20/23[9]	9,871,000	10,226,358
4.08%	03/20/51[9]	347,016,000	430,843,527
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21	71,000	72,114
Discover Bank (BKNT)
2.70%	02/06/30	10,000,000	10,015,940
3.20%	08/09/21	5,860,000	5,966,273
4.20%	08/08/23	18,795,000	20,549,284
Fifth Third Bancorp
2.55%	05/05/27	75,000	80,471
Global Bank Corp. (Panama)
5.25%	04/16/29[2,3,9]	2,400,000	2,466,000

8 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Grupo Aval Ltd. (Cayman Islands)
4.38%	02/04/30[2,3]	$1,175,000	$1,131,760
JPMorgan Chase & Co.
2.01%	03/13/26[9]	120,010,000	124,576,124
2.18%	06/01/28[9]	15,500,000	16,064,868
2.52%	04/22/31[9]	59,135,000	62,588,820
2.74%	10/15/30[9]	66,195,000	71,074,979
3.11%	04/22/41[9]	75,115,000	81,434,969
3.20%	06/15/26	15,055,000	16,723,543
3.21%	04/01/23[9]	7,510,000	7,821,088
3.22%	03/01/25[9]	75,456,000	81,250,130
3.70%	05/06/30[9]	30,000,000	34,349,553
4.02%	12/05/24[9]	244,100,000	269,102,462
4.20%	07/23/29[9]	2,000,000	2,347,379
4.25%	10/15/20	9,330,000	9,435,898
4.49%	03/24/31[9]	17,105,000	20,959,136
Lloyds Bank PLC (United Kingdom)
6.38%	01/21/21[3]	4,920,000	5,082,411
Lloyds Banking Group PLC
(United Kingdom)
2.86%	03/17/23[3,9]	136,460,000	140,620,646
2.91%	11/07/23[3,9]	161,645,000	167,885,645
3.87%	07/09/25[3,9]	7,745,000	8,422,968
3.90%	03/12/24[3]	36,376,000	39,862,641
4.05%	08/16/23[3]	4,605,000	5,009,250
Santander UK Group Holdings PLC
(United Kingdom)
3.37%	01/05/24[3,9]	69,825,000	73,340,546
4.80%	11/15/24[3,9]	69,325,000	76,770,584
Santander UK PLC (United Kingdom)
5.00%	11/07/23[2,3]	60,000	65,561
Wells Fargo & Co.
3.07%	04/30/41[9]	138,940,000	145,467,840
Wells Fargo & Co. (GMTN)
2.60%	07/22/20	10,326,000	10,338,968
Wells Fargo & Co. (MTN)
2.16%	02/11/26[9]	37,755,000	38,966,388
2.39%	06/02/28[9]	135,185,000	139,808,527
2.57%	02/11/31[9]	63,989,000	67,007,103
2.88%	10/30/30[9]	142,778,000	152,763,990
5.01%	04/04/51[9]	165,453,000	230,661,242
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22[9]	96,425,000	97,977,870

			2,884,299,998

Communications — 4.00%
AT&T, Inc.
3.88%	01/15/26	100,000	112,747
4.30%	02/15/30	41,347,000	48,519,639

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
4.30%	12/15/42	$35,790,000	$39,710,546
4.35%	03/01/29	24,945,000	29,086,917
4.35%	06/15/45	34,916,000	39,214,308
4.50%	05/15/35	48,155,000	56,909,191
4.50%	03/09/48	10,360,000	12,089,020
4.75%	05/15/46	133,446,000	160,231,431
4.80%	06/15/44	156,564,000	184,453,786
4.85%	03/01/39	4,620,000	5,592,701
4.90%	08/15/37	12,466,000	15,017,346
5.15%	11/15/46	14,600,000	18,112,272
5.25%	03/01/37	158,179,000	198,339,845
(LIBOR USD 3-Month plus 1.18%)
1.50%	06/12/24[1]	50,000	50,191
C&W Senior Financing DAC (Ireland)
6.88%	09/15/27[2,3]	3,150,000	3,135,526
CCO Holdings LLC/CCO Holdings
Capital Corp.
4.50%	08/15/30[2]	68,836,000	70,901,080
4.75%	03/01/30[2]	6,192,000	6,345,066
5.13%	05/01/27[2]	5,545,000	5,744,997
5.38%	06/01/29[2]	18,207,000	19,229,141
5.88%	04/01/24[2]	3,638,000	3,755,325
CenturyLink, Inc.
4.00%	02/15/27[2]	19,050,000	18,529,067
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.75%	02/15/28	100,000	109,188
4.50%	02/01/24	672,000	743,995
4.80%	03/01/50	20,318,000	22,885,789
4.91%	07/23/25	18,074,000	20,828,116
5.38%	04/01/38	2,030,000	2,455,546
5.38%	05/01/47	46,143,000	54,906,545
5.75%	04/01/48	26,342,000	32,809,488
Comcast Corp.
3.97%	11/01/47	7,195,000	8,699,534
4.00%	11/01/49	1,865,000	2,294,291
4.60%	10/15/38	2,000,000	2,531,814
Cox Communications, Inc.
3.15%	08/15/24[2]	14,235,000	15,325,403
CSC Holdings LLC
5.38%	07/15/23[2]	200,000	203,040
5.38%	02/01/28[2]	17,826,000	18,679,955
5.50%	05/15/26[2]	598,000	615,506
5.50%	04/15/27[2]	3,945,000	4,105,960
6.50%	02/01/29[2]	6,447,000	7,063,494
6.63%	10/15/25[2]	1,217,000	1,266,041
6.75%	11/15/21	4,216,000	4,437,445
Fox Corp.
3.50%	04/08/30	3,105,000	3,474,422

June 2020 / 9

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
5.58%	01/25/49	$12,075,000	$16,843,070
Intelsat Jackson Holdings SA (Luxembourg)[6]
5.50%	08/01/23[3,7]	28,726,000	16,446,353
8.50%	10/15/24[2,3,7]	114,959,000	70,268,689
9.75%	07/15/25[2,3,7]	29,653,000	18,264,665
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30[3]	36,548,000	53,531,162
Level 3 Financing, Inc.
3.88%	11/15/29[2]	65,951,000	69,686,135
4.63%	09/15/27[2]	29,576,000	29,881,964
5.38%	01/15/24	6,147,000	6,246,889
5.38%	05/01/25	4,763,000	4,911,844
5.63%	02/01/23	2,171,000	2,179,282
NBCUniversal Media LLC
4.45%	01/15/43	5,000,000	6,304,406
Qwest Corp.
7.25%	09/15/25	9,409,000	10,702,738
SES GLOBAL Americas Holdings GP
5.30%	03/25/44[2]	50,505,000	50,371,308
SES SA (Luxembourg)
3.60%	04/04/23[2,3]	16,882,000	17,479,500
Sirius XM Radio, Inc.
3.88%	08/01/22[2]	1,910,000	1,929,310
Sprint Corp.
7.88%	09/15/23	12,820,000	14,454,486
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36%	09/20/21[2]	53,838,750	54,696,401
4.74%	03/20/25[2]	91,031,000	99,120,470
5.15%	03/20/28[2]	236,548,000	272,872,311
TEGNA, Inc.
5.50%	09/15/24[2]	354,000	358,094
Time Warner Cable LLC
4.50%	09/15/42	18,977,000	20,233,264
5.50%	09/01/41	30,584,000	37,010,238
5.88%	11/15/40	41,652,000	51,780,933
T-Mobile USA, Inc.
2.55%	02/15/31[2]	39,925,000	40,165,349
3.88%	04/15/30[2]	196,908,000	219,519,930
4.38%	04/15/40[2]	6,315,000	7,332,315
4.50%	02/01/26	3,639,000	3,715,783
4.75%	02/01/28	16,028,000	17,012,119
6.00%	03/01/23	48,736,000	49,022,080
6.00%	04/15/24	50,508,000	51,761,356
6.50%	01/15/24	18,635,000	19,000,246
Verizon Communications, Inc.
4.40%	11/01/34	9,800,000	12,189,999
4.50%	08/10/33	2,000,000	2,493,868

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
ViacomCBS, Inc.
3.45%	10/04/26	$2,913,000	$3,091,126
3.70%	06/01/28	1,175,000	1,271,339
4.20%	05/19/32	32,770,000	36,633,980
4.95%	01/15/31	4,385,000	5,188,817
4.95%	05/19/50	18,935,000	21,130,135
5.85%	09/01/43	11,842,000	14,055,918
Virgin Media Secured Finance PLC
(United Kingdom)
5.50%	08/15/26[2,3]	19,102,000	19,595,691
5.50%	05/15/29[2,3]	71,116,000	74,444,584
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24[3]	90,000	98,522
4.13%	05/30/25[3]	20,399,000	23,088,029
4.25%	09/17/50[3]	80,890,000	94,788,676
4.88%	06/19/49[3]	159,972,500	202,516,530
5.25%	05/30/48[3]	67,026,500	87,675,458
Walt Disney Co. (The)
2.00%	09/01/29	52,832,000	53,880,525
2.65%	01/13/31	123,025,000	130,925,472
2.75%	09/01/49	2,000,000	1,947,224
3.50%	05/13/40	80,500,000	88,234,774
3.60%	01/13/51	4,065,000	4,549,702
4.63%	03/23/40	46,500,000	58,317,128
5.40%	10/01/43	5,000,000	6,804,280

			3,414,540,181

Consumer Discretionary — 1.03%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.70%	02/01/36	2,033,000	2,394,307
4.90%	02/01/46	99,164,000	121,721,843
Anheuser-Busch InBev Worldwide, Inc.
3.50%	06/01/30	2,015,000	2,270,434
4.00%	04/13/28	100,000	115,730
4.35%	06/01/40	75,050,000	85,782,139
4.38%	04/15/38	2,780,000	3,160,777
4.60%	04/15/48	29,578,000	34,685,061
4.60%	06/01/60	63,922,000	76,617,853
5.45%	01/23/39	2,000,000	2,530,075
Bacardi Ltd. (Bermuda)
4.70%	05/15/28[2,3]	10,826,000	12,260,801
5.15%	05/15/38[2,3]	12,881,000	15,148,020
5.30%	05/15/48[2,3]	39,836,000	49,355,722
BAT Capital Corp.
4.39%	08/15/37	66,445,000	72,585,559
4.54%	08/15/47	106,416,000	115,727,960
4.76%	09/06/49	20,502,000	22,839,679
5.28%	04/02/50	5,356,000	6,509,339

10 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
BAT International Finance PLC (EMTN) (United Kingdom)
2.25%	09/09/52	[3]	$11,770,000	$12,057,856
Colt Merger Sub, Inc.
5.75%	07/01/25	[2]	7,000,000	7,057,400
6.25%	07/01/25	[2]	20,423,000	20,379,122
Constellation Brands, Inc.
2.88%	05/01/30		10,165,000	10,797,343
NIKE, Inc.
3.25%	03/27/40		27,500,000	30,830,845
3.38%	03/27/50		7,235,000	8,366,883
Reckitt Benckiser Treasury Services PLC
(United Kingdom)
2.75%	06/26/24	[2,3]	200,000	212,790
Reynolds American, Inc.
5.70%	08/15/35		34,320,000	42,379,856
5.85%	08/15/45		93,287,000	115,133,868
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
4.72%	07/15/21	[1,2]	8,770,000	8,728,913
Spectrum Brands, Inc.
5.75%	07/15/25		10,000	10,363
6.13%	12/15/24		1,369,000	1,410,106

				881,070,644

Consumer Products — 0.01%
Procter & Gamble Co. (The)
3.00%	03/25/30		3,707,000	4,250,667
3.55%	03/25/40		4,000,000	4,814,946

				9,065,613

Electric — 1.16%
Alliant Energy Finance LLC
3.75%	06/15/23	[2]	34,081,000	36,588,305
American Electric Power Co., Inc., Series F
2.95%	12/15/22		4,511,000	4,743,771
American Electric Power Co., Inc., Series I
3.65%	12/01/21		14,300,000	14,917,996
American Electric Power Co., Inc., Series J
4.30%	12/01/28		18,480,000	21,746,986
Appalachian Power Co.
4.45%	06/01/45		100,000	120,762
Appalachian Power Co., Series Z
3.70%	05/01/50		17,575,000	19,763,593
Arizona Public Service Co.
3.35%	05/15/50		14,700,000	15,755,027
Black Hills Corp.
4.35%	05/01/33		40,000	44,908
Cleco Power LLC
6.00%	12/01/40		150,000	189,135

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.70%	11/15/59		$5,740,000	$6,506,660
Consolidated Edison Co. of New York, Inc.,
Series E
4.65%	12/01/48		14,546,000	18,720,835
Dominion Energy, Inc.
2.45%	01/15/23	[2]	160,175,000	165,431,988
(LIBOR USD 3-Month plus 0.40%)
0.75%	12/01/20	[1,2]	45,075,000	44,953,837
Dominion Energy, Inc., Series A
3.30%	03/15/25		16,945,000	18,500,808
Duke Energy Carolinas LLC
4.00%	09/30/42		11,040,000	13,440,045
4.25%	12/15/41		16,458,000	20,333,405
Entergy Corp.
4.00%	07/15/22		12,632,000	13,460,585
Evergy Metro, Inc.
3.65%	08/15/25		13,885,000	15,664,832
Evergy Missouri West, Inc.
8.27%	11/15/21		75,000	81,851
Evergy, Inc.
2.45%	09/15/24		38,140,000	40,331,080
4.85%	06/01/21		2,521,000	2,590,628
Eversource Energy, Series N
3.80%	12/01/23		12,025,000	13,196,861
FirstEnergy Corp., Series C
3.40%	03/01/50		5,000,000	5,314,366
FirstEnergy Transmission LLC
4.35%	01/15/25	[2]	23,330,000	26,488,113
4.55%	04/01/49	[2]	13,175,000	16,174,289
5.45%	07/15/44	[2]	24,625,000	31,885,599
ITC Holdings Corp.
3.65%	06/15/24		5,165,000	5,623,933
Jersey Central Power & Light Co.
4.30%	01/15/26	[2]	4,980,000	5,766,631
4.70%	04/01/24	[2]	37,747,000	42,378,943
6.40%	05/15/36		11,630,000	15,301,847
LG&E and KU Energy LLC
4.38%	10/01/21		14,595,000	15,131,012
Metropolitan Edison Co.
3.50%	03/15/23	[2]	10,715,000	11,386,422
4.00%	04/15/25	[2]	35,719,000	40,045,908
4.30%	01/15/29	[2]	16,746,000	19,877,596
Minejesa Capital BV (Netherlands)
5.63%	08/10/37	[2,3]	4,400,000	4,534,750
Mong Duong Finance Holdings BV, Series REGS
(Netherlands)
5.13%	05/07/29	[3]	13,350,000	13,494,331

June 2020 / 11

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Narragansett Electric Co. (The)
3.40%	04/09/30	[2]	$11,655,000	$13,037,505
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.55%)
0.92%	08/28/21	[1]	44,555,000	44,571,255
Niagara Mohawk Power Corp.
4.28%	12/15/28	[2]	21,775,000	25,728,028
Pennsylvania Electric Co.
3.25%	03/15/28	[2]	125,000	136,061
4.15%	04/15/25	[2]	28,335,000	31,651,663
Perusahaan Listrik Negara PT, Series REGS (EMTN)
(Indonesia)
6.15%	05/21/48	[3]	8,400,000	10,493,885
PNM Resources, Inc.
3.25%	03/09/21		34,395,000	34,912,314
Public Service Co. of New Mexico
3.85%	08/01/25		14,390,000	15,845,663
5.35%	10/01/21		5,065,000	5,231,936
Southwestern Electric Power Co.
3.55%	02/15/22		15,882,000	16,409,536
Southwestern Electric Power Co., Series K
2.75%	10/01/26		36,488,000	38,896,509
Tucson Electric Power Co.
4.85%	12/01/48		8,755,000	11,445,967

				988,847,960

Energy — 3.19%
Antero Resources Corp.
5.00%	03/01/25		77,293,000	45,844,411
5.13%	12/01/22		19,312,000	13,995,889
5.63%	06/01/23		17,786,000	11,383,040
BP Capital Markets America, Inc.
3.00%	02/24/50		5,060,000	4,986,805
3.63%	04/06/30		52,825,000	60,063,589
Canadian Natural Resources Ltd.
(Canada)
3.85%	06/01/27	[3]	20,000	21,464
Cheniere Energy Partners LP
5.25%	10/01/25		7,040,000	7,023,808
Chevron Corp.
2.24%	05/11/30		14,610,000	15,370,819
Concho Resources, Inc.
3.75%	10/01/27		75,000	79,948
Ecopetrol SA (Colombia)
5.88%	05/28/45	[3]	3,600,000	3,799,062
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26	[2]	2,377,000	2,282,883
5.75%	01/30/28	[2]	2,109,000	2,029,522

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Energy Transfer Operating LP
3.75%	05/15/30		$18,620,000	$18,556,716
4.05%	03/15/25		6,439,000	6,849,996
4.20%	04/15/27		10,000,000	10,469,460
4.90%	03/15/35		5,160,000	5,250,465
4.95%	06/15/28		3,678,000	3,952,322
5.00%	05/15/50		81,999,000	77,921,814
5.15%	03/15/45		64,112,000	60,427,939
5.25%	04/15/29		11,860,000	12,992,013
5.30%	04/15/47		8,913,000	8,639,903
5.50%	06/01/27		53,939,000	60,205,190
5.88%	01/15/24		6,673,000	7,443,598
6.13%	12/15/45		15,405,000	16,134,238
6.25%	04/15/49		13,155,000	13,964,778
Enterprise Products Operating LLC
3.70%	01/31/51		5,000,000	5,280,662
4.85%	03/15/44		5,000,000	5,813,613
EQT Corp.
3.90%	10/01/27		117,429,000	95,881,366
Equinor ASA (Norway)
3.13%	04/06/30	[3]	4,980,000	5,504,381
3.70%	04/06/50	[3]	85,000	97,126
Exxon Mobil Corp.
2.61%	10/15/30		2,060,000	2,210,679
3.45%	04/15/51		5,000,000	5,564,019
3.48%	03/19/30		56,527,000	64,462,703
3.57%	03/06/45		5,000,000	5,631,240
4.23%	03/19/40		151,230,000	182,260,956
4.33%	03/19/50		152,290,000	190,797,827
Gulfport Energy Corp.
6.38%	05/15/25		5,618,000	2,822,764
Hess Corp.
4.30%	04/01/27		10,000,000	10,450,000
5.60%	02/15/41		34,496,000	36,245,703
5.80%	04/01/47		19,270,000	20,973,118
6.00%	01/15/40		5,095,000	5,515,338
HollyFrontier Corp.
5.88%	04/01/26		15,800,000	17,486,870
KazMunayGas National Co. JSC,
Series REGS (Kazakhstan)
5.75%	04/19/47	[3]	15,807,000	18,496,659
Kinder Morgan Energy Partners LP
4.25%	09/01/24		100,000	110,169
4.70%	11/01/42		5,000,000	5,419,699
5.00%	08/15/42		5,775,000	6,508,072
5.40%	09/01/44		5,000,000	5,930,538
5.80%	03/15/35		9,125,000	10,565,132
Kinder Morgan, Inc.
5.30%	12/01/34		13,970,000	16,268,346

12 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
5.55%	06/01/45		$1,130,000	$1,376,666
6.95%	06/01/28		5,465,000	6,179,958
Kinder Morgan, Inc. (GMTN)
7.80%	08/01/31		150,000	203,668
NGPL PipeCo LLC
4.38%	08/15/22	[2]	22,454,000	23,175,300
NiSource, Inc.
2.65%	11/17/22		75,000	78,407
Noble Energy, Inc.
5.05%	11/15/44		8,018,000	7,309,614
Occidental Petroleum Corp.
4.40%	08/15/49		7,000,000	4,850,426
4.50%	07/15/44		16,521,000	11,552,262
Pertamina Persero PT (Indonesia)
3.10%	08/25/30	[2,3]	44,071,000	44,469,798
Petrobras Global Finance BV (Netherlands)
5.09%	01/15/30	[2,3]	40,263,000	39,980,555
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[3]	21,996,000	24,493,866
Petroleos Mexicanos (Mexico)
5.95%	01/28/31	[2,3]	11,085,000	9,149,005
6.50%	01/23/29	[3]	80,000	69,962
6.63%	06/15/35	[3]	47,662,000	38,901,729
6.75%	09/21/47	[3]	148,565,000	114,488,646
6.95%	01/28/60	[2,3]	34,555,000	26,659,183
7.69%	01/23/50	[2,3]	112,817,000	94,540,646
Petronas Capital Ltd. (Malaysia)
3.50%	04/21/30	[2,3]	10,487,000	11,676,762
Plains All American Pipeline LP/PAA
Finance Corp.
3.55%	12/15/29		31,332,000	30,456,992
3.85%	10/15/23		1,442,000	1,497,087
4.50%	12/15/26		2,454,000	2,607,814
4.65%	10/15/25		55,755,000	60,125,077
Range Resources Corp.
4.88%	05/15/25		14,184,000	10,726,289
Rockies Express Pipeline LLC
4.80%	05/15/30	[2]	4,075,000	3,805,235
4.95%	07/15/29	[2]	79,995,000	74,622,668
6.88%	04/15/40	[2]	44,867,000	43,745,325
Ruby Pipeline LLC
7.00%	04/01/22	[2]	64,620,000	60,567,034
Sabine Pass Liquefaction LLC
4.20%	03/15/28		46,890,000	50,583,542
4.50%	05/15/30	[2]	10,825,000	12,023,599
5.00%	03/15/27		9,915,000	11,088,028
5.63%	03/01/25		8,892,000	10,209,456
5.75%	05/15/24		6,616,000	7,485,922

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Saudi Arabian Oil Co.,
Series REGS (EMTN) (Saudi Arabia)
4.25%	04/16/39	[3]	$5,663,000	$6,331,942
Shell International Finance BV (Netherlands)
2.38%	11/07/29	[3]	74,469,000	78,292,160
3.13%	11/07/49	[3]	5,000,000	5,221,414
4.38%	05/11/45	[3]	5,000,000	6,157,335
Southern Co. Gas Capital Corp.
2.45%	10/01/23		49,306,000	51,800,299
4.40%	05/30/47		50,000	59,575
5.88%	03/15/41		12,990,000	17,278,455
Southern Gas Corridor CJSC,
Series REGS (Azerbaijan)
6.88%	03/24/26	[3]	27,592,000	31,803,312
Spectra Energy Partners LP
4.60%	06/15/21		6,115,000	6,296,622
4.75%	03/15/24		8,777,000	9,812,550
Sunoco Logistics Partners Operations LP
3.90%	07/15/26		26,439,000	27,829,024
4.00%	10/01/27		9,339,000	9,572,957
5.30%	04/01/44		6,630,000	6,362,467
5.35%	05/15/45		1,748,000	1,710,697
5.40%	10/01/47		47,603,000	46,873,533
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
6.88%	01/15/29		7,086,000	7,436,227
TC PipeLines LP
3.90%	05/25/27		69,054,000	73,092,110
4.38%	03/13/25		44,100,000	47,499,561
4.65%	06/15/21		6,108,000	6,253,185
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	75,000	76,734
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		26,170,000	25,352,187
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75%	10/15/24	[2,3]	17,039,100	16,144,547
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	20,434,120	17,982,026
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[2,3]	31,359,000	27,125,535
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	14,595,750	13,501,069
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		22,772,000	22,056,731
6.88%	09/01/27		18,132,000	17,333,285
Williams Cos., Inc. (The)
3.35%	08/15/22		7,025,000	7,287,740

June 2020 / 13

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
3.90%	01/15/25		$5,542,000	$6,074,812
4.30%	03/04/24		8,994,000	9,847,645
4.50%	11/15/23		10,305,000	11,348,832
4.55%	06/24/24		10,196,000	11,309,006
5.10%	09/15/45		12,568,000	14,309,456
5.40%	03/04/44		5,000,000	5,574,347
6.30%	04/15/40		38,555,000	48,404,453
7.88%	09/01/21		3,563,000	3,831,638

				2,725,930,641

Entertainment — 0.03%
Live Nation Entertainment, Inc.
4.75%	10/15/27	[2]	12,043,000	10,388,352
5.63%	03/15/26	[2]	14,000,000	13,302,647

				23,690,999

Finance — 4.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.30%	01/23/23	[3]	16,075,000	15,730,879
3.50%	05/26/22	[3]	24,610,000	24,321,148
3.65%	07/21/27	[3]	16,845,000	14,924,253
3.88%	01/23/28	[3]	5,015,000	4,526,307
3.95%	02/01/22	[3]	103,630,000	103,708,874
4.13%	07/03/23	[3]	2,815,000	2,755,916
4.45%	12/16/21	[3]	20,560,000	20,768,350
4.50%	05/15/21	[3]	10,100,000	10,164,105
4.63%	07/01/22	[3]	3,030,000	3,063,720
4.88%	01/16/24	[3]	34,985,000	34,711,494
5.00%	10/01/21	[3]	46,362,000	46,904,906
Air Lease Corp.
2.25%	01/15/23		18,850,000	18,647,493
3.00%	09/15/23		28,655,000	28,464,841
3.25%	03/01/25		19,930,000	19,953,468
3.25%	10/01/29		5,000,000	4,781,531
3.50%	01/15/22		48,195,000	48,707,127
3.75%	02/01/22		26,209,000	26,519,389
4.25%	09/15/24		5,554,000	5,668,500
4.63%	10/01/28		2,000,000	2,062,191
Air Lease Corp. (MTN)
2.30%	02/01/25		40,320,000	38,643,387
3.00%	02/01/30		2,000,000	1,857,476
4.25%	02/01/24		5,000,000	5,122,052
Alta Wind Holdings LLC
7.00%	06/30/35	[2,4,5]	4,107,717	4,981,325
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88%	02/15/25	[2,3]	43,160,000	36,416,944
3.63%	05/01/22	[2,3]	15,545,000	14,659,730
3.95%	07/01/24	[2,3]	35,499,000	31,395,335

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
5.13%	10/01/23	[2,3]	$67,451,000	$62,473,428
5.25%	05/15/24	[2,3]	22,545,000	20,641,760
5.50%	01/15/23	[2,3]	14,689,000	13,837,992
Citigroup, Inc.
2.57%	06/03/31	[9]	127,145,000	131,673,674
2.67%	01/29/31	[9]	30,000,000	31,116,883
3.14%	01/24/23	[9]	26,870,000	27,798,318
3.20%	10/21/26		18,015,000	19,763,131
3.88%	10/25/23		11,880,000	13,062,872
Daimler Finance North America LLC
2.00%	07/06/21	[2]	89,400,000	90,120,529
2.20%	10/30/21	[2]	21,440,000	21,735,129
3.75%	11/05/21	[2]	5,103,000	5,277,824
(LIBOR USD 3-Month plus 0.90%)
1.29%	02/15/22	[1,2]	54,915,000	54,275,966
Discover Financial Services
3.85%	11/21/22		8,794,000	9,321,879
Ford Motor Credit Co. LLC
2.34%	11/02/20		47,443,000	47,265,089
3.16%	08/04/20		36,578,000	36,623,723
3.20%	01/15/21		15,464,000	15,309,360
3.22%	01/09/22		98,287,000	96,096,183
3.34%	03/18/21		59,245,000	58,773,534
3.34%	03/28/22		46,346,000	45,148,970
3.47%	04/05/21		23,000,000	22,827,500
4.25%	09/20/22		19,823,000	19,505,039
5.09%	01/07/21		76,500,000	76,618,575
5.75%	02/01/21		59,254,000	59,827,579
(LIBOR USD 3-Month plus 0.81%)
1.11%	04/05/21	[1]	13,740,000	13,233,118
(LIBOR USD 3-Month plus 0.88%)
2.19%	10/12/21	[1]	58,605,000	55,623,121
(LIBOR USD 3-Month plus 1.08%)
1.64%	08/03/22	[1]	11,865,000	10,875,222
(LIBOR USD 3-Month plus 1.27%)
1.58%	03/28/22	[1]	62,180,000	58,151,542
(LIBOR USD 3-Month plus 3.14%)
3.42%	01/07/22	[1]	12,075,000	11,596,381
GE Capital Funding LLC
4.40%	05/15/30	[2]	69,625,000	72,537,308
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[3]	364,032,000	366,412,915
General Motors Financial Co., Inc.
2.45%	11/06/20		12,986,000	13,007,086
3.15%	06/30/22		11,161,000	11,362,896
3.20%	07/13/20		25,722,000	25,734,227
3.20%	07/06/21		31,220,000	31,571,373
3.45%	04/10/22		24,235,000	24,717,689
3.55%	04/09/21		65,795,000	66,594,417

14 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
3.70%	11/24/20		$4,574,000	$4,598,450
4.20%	03/01/21		26,759,000	27,102,134
4.20%	11/06/21		132,055,000	135,740,753
4.38%	09/25/21		91,205,000	93,692,760
(LIBOR USD 3-Month plus 0.85%)
1.12%	04/09/21	[1]	10,000,000	9,919,695
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30		68,959,000	72,565,844
2.88%	10/31/22	[9]	50,000	51,306
2.91%	06/05/23	[9]	4,605,000	4,774,557
2.91%	07/24/23	[9]	60,000	62,411
3.27%	09/29/25	[9]	70,845,000	76,418,596
3.69%	06/05/28	[9]	6,397,000	7,166,918
3.80%	03/15/30		62,062,000	70,591,599
3.81%	04/23/29	[9]	1,390,000	1,577,445
3.85%	01/26/27		140,000	158,042
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		18,407,000	20,228,699
Morgan Stanley
4.30%	01/27/45		2,745,000	3,462,302
Morgan Stanley (GMTN)
2.70%	01/22/31	[9]	25,000,000	26,442,988
(SOFR Rate plus 0.70%)
0.77%	01/20/23	[1]	155,515,000	155,006,912
Morgan Stanley (MTN)
2.72%	07/22/25	[9]	15,000,000	15,923,769
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,9]	7,320,000	7,609,784
3.77%	03/08/24	[2,3,9]	39,750,000	41,921,399
3.96%	07/18/30	[2,3,9]	10,000,000	11,165,163
4.36%	08/01/24	[2,3,9]	104,478,000	113,126,318
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63%	03/15/21	[2,3]	9,990,000	9,669,153
4.50%	03/15/23	[2,3]	35,061,000	32,005,682
5.25%	08/15/22	[2,3]	91,843,000	86,252,568
5.50%	02/15/24	[2,3]	96,095,000	87,981,504
Pipeline Funding Co. LLC
7.50%	01/15/30	[2]	25,308,111	34,244,132
Raymond James Financial, Inc.
4.65%	04/01/30		8,730,000	10,425,747
4.95%	07/15/46		56,046,000	68,529,610

				3,538,389,213

Food — 1.17%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.63%)
0.94%	03/15/21	[1]	5,663,000	5,674,439

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Conagra Brands, Inc.
4.60%	11/01/25		$14,443,000	$16,667,021
(LIBOR USD 3-Month plus 0.50%)
0.77%	10/09/20	[1]	8,270,000	8,274,970
JBS USA LLC/JBS USA Finance, Inc. (Canada)
6.75%	02/15/28	[2,3]	5,000,000	5,309,375
JBS USA LUX SA/JBS USA
Food Co./JBS USA Finance, Inc. (Canada)
5.50%	01/15/30	[2,3]	25,943,000	26,635,419
6.50%	04/15/29	[2,3]	1,725,000	1,834,641
Kraft Heinz Foods Co.
3.75%	04/01/30	[2]	89,250,000	92,341,662
4.00%	06/15/23		27,350,000	28,987,566
4.38%	06/01/46		131,876,000	129,578,628
4.63%	01/30/29		8,825,000	9,575,578
4.63%	10/01/39	[2]	85,895,000	86,211,486
4.88%	10/01/49	[2]	61,735,000	64,042,659
5.00%	07/15/35		102,514,000	113,003,740
5.00%	06/04/42		94,220,000	99,404,684
5.20%	07/15/45		67,171,000	72,948,693
6.50%	02/09/40		32,500,000	39,234,712
6.75%	03/15/32		3,475,000	4,341,775
6.88%	01/26/39		53,494,000	66,654,926
Kroger Co. (The)
3.95%	01/15/50		10,000,000	11,380,439
5.40%	01/15/49		22,720,000	31,091,298
Pilgrim’s Pride Corp.
5.75%	03/15/25	[2]	9,540,000	9,522,100
5.88%	09/30/27	[2]	16,040,000	16,074,980
Post Holdings, Inc.
4.63%	04/15/30	[2]	6,555,000	6,428,161
5.00%	08/15/26	[2]	8,344,000	8,391,352
5.50%	12/15/29	[2]	9,584,000	9,927,203
5.63%	01/15/28	[2]	7,685,000	7,992,400
5.75%	03/01/27	[2]	19,617,000	20,499,765
Tyson Foods, Inc.
5.10%	09/28/48		7,000,000	9,089,412

				1,001,119,084

Gaming — 0.04%
Churchill Downs, Inc.
5.50%	04/01/27	[2]	32,629,000	31,954,189
MGM Resorts International
6.00%	03/15/23		30,000	30,317

				31,984,506

Health Care — 4.62%
AbbVie, Inc.
3.20%	11/21/29	[2]	206,026,000	227,615,753

June 2020 / 15

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
3.25%	10/01/22	[2]	$14,252,000	$15,010,541
3.80%	03/15/25	[2]	78,627,000	87,479,410
3.85%	06/15/24	[2]	37,143,000	40,727,551
4.05%	11/21/39	[2]	2,025,000	2,372,186
4.25%	11/21/49	[2]	88,157,000	106,968,811
4.40%	11/06/42		99,381,000	120,305,688
4.45%	05/14/46		49,606,000	60,812,992
4.85%	06/15/44	[2]	6,130,000	7,672,969
4.88%	11/14/48		18,457,000	24,107,193
Aetna, Inc.
4.13%	11/15/42		6,375,000	7,283,742
Alcon Finance Corp.
2.60%	05/27/30	[2]	42,600,000	43,815,303
2.75%	09/23/26	[2]	5,000,000	5,386,410
Amgen, Inc.
4.40%	05/01/45		34,700,000	43,110,891
4.66%	06/15/51		14,483,000	19,339,032
Anthem, Inc.
2.88%	09/15/29		42,502,000	46,232,835
3.50%	08/15/24		17,515,000	19,280,437
3.65%	12/01/27		29,240,000	33,336,137
4.10%	03/01/28		14,986,000	17,623,822
5.10%	01/15/44		2,500,000	3,301,691
Banner Health
2.34%	01/01/30		16,165,000	16,663,356
Banner Health, Series 2020
3.18%	01/01/50		85,000	91,839
Bausch Health Americas, Inc.
9.25%	04/01/26	[2]	2,722,000	2,960,175
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	81,000	86,047
7.00%	03/15/24	[2,3]	34,744,000	36,118,820
Bayer U.S. Finance II LLC
3.88%	12/15/23	[2]	61,160,000	67,138,510
3.95%	04/15/45	[2]	10,790,000	11,885,808
4.25%	12/15/25	[2]	31,772,000	36,530,270
4.38%	12/15/28	[2]	355,935,000	416,259,458
4.40%	07/15/44	[2]	53,566,000	62,786,945
4.63%	06/25/38	[2]	36,299,000	44,349,002
4.88%	06/25/48	[2]	97,951,000	125,443,609
5.50%	08/15/25	[2]	13,932,000	16,684,201
5.50%	07/30/35	[2]	3,820,000	4,994,229
Bayer U.S. Finance LLC
3.38%	10/08/24	[2]	9,055,000	9,874,775
Becton Dickinson and Co.
2.82%	05/20/30		28,095,000	29,765,568
3.25%	11/12/20		12,096,000	12,201,840
3.30%	03/01/23		10,000,000	10,578,650
3.36%	06/06/24		2,235,000	2,409,294

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
(LIBOR USD 3-Month plus 0.88%)
1.18%	12/29/20	[1]	$100,779,000	$100,787,305
Boston Scientific Corp.
2.65%	06/01/30		63,560,000	66,265,131
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[2]	7,001,000	7,132,339
5.00%	07/15/27	[2]	13,935,000	14,489,892
Centene Corp.
3.38%	02/15/30		23,822,000	24,082,801
4.25%	12/15/27		49,240,000	50,925,239
4.63%	12/15/29		45,307,000	47,912,153
4.75%	05/15/22		173,000	175,331
4.75%	01/15/25		2,785,000	2,854,792
5.38%	06/01/26	[2]	1,000,000	1,044,790
Cigna Corp.
2.40%	03/15/30		43,496,000	45,189,333
3.05%	10/15/27	[2]	10,414,000	11,317,725
3.20%	03/15/40		9,157,000	9,753,041
3.40%	03/01/27	[2]	11,810,000	13,020,618
3.88%	10/15/47	[2]	35,257,000	40,520,138
4.38%	10/15/28		10,060,000	11,914,128
4.50%	02/25/26	[2]	11,097,000	12,918,630
4.80%	08/15/38		35,478,000	45,039,449
4.80%	07/15/46	[2]	38,613,000	48,596,826
4.90%	12/15/48		3,545,000	4,680,614
(LIBOR USD 3-Month plus 0.89%)
2.11%	07/15/23	[1]	62,890,000	63,235,851
CVS Health Corp.
2.13%	06/01/21		2,865,000	2,902,981
3.25%	08/15/29		10,310,000	11,413,438
4.78%	03/25/38		23,581,000	29,338,039
4.88%	07/20/35		22,450,000	28,297,074
5.05%	03/25/48		138,900,000	181,999,869
5.13%	07/20/45		106,790,000	137,809,048
Elanco Animal Health, Inc.
4.66%	08/27/21		20,850,000	21,358,219
5.02%	08/28/23		37,890,000	39,950,269
5.65%	08/28/28		12,539,000	13,958,101
Encompass Health Corp.
4.50%	02/01/28		2,950,000	2,854,125
4.75%	02/01/30		44,743,000	42,805,181
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	3,850,000	3,875,249
5.88%	01/31/22	[2]	8,964,000	9,518,526
HCA, Inc.
4.13%	06/15/29		10,936,000	12,085,111
4.75%	05/01/23		10,472,000	11,366,749
5.00%	03/15/24		69,135,000	76,855,125
5.13%	06/15/39		65,000	75,907

16 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
5.25%	04/15/25		$12,749,000	$14,630,765
5.25%	06/15/26		37,878,000	43,789,221
5.25%	06/15/49		219,473,000	263,571,475
Humana, Inc.
3.13%	08/15/29		39,439,000	42,816,550
3.85%	10/01/24		7,000,000	7,676,337
3.95%	08/15/49		20,010,000	23,642,240
Memorial Sloan-Kettering Cancer Center, Series 2015
4.20%	07/01/55		7,210,000	9,451,803
Molina Healthcare, Inc.
4.38%	06/15/28	[2]	5,000,000	5,012,780
4.88%	06/15/25	[2]	10,515,000	10,605,902
5.38%	11/15/22		16,345,000	16,708,268
NYU Langone Hospitals, Series 2020
3.38%	07/01/55		155,000	155,266
OhioHealth Corp., Series 2020
3.04%	11/15/50		19,675,000	21,051,898
Partners Healthcare System, Inc.,
Series 2020
3.34%	07/01/60		1,765,000	1,896,788
Teleflex, Inc.
4.25%	06/01/28	[2]	75,000	77,016
4.63%	11/15/27		4,216,000	4,437,340
Tenet Healthcare Corp.
4.63%	07/15/24		12,180,000	11,950,346
4.63%	09/01/24	[2]	39,812,000	39,377,198
4.88%	01/01/26	[2]	26,557,000	25,900,245
5.13%	11/01/27	[2]	28,489,000	28,192,714
UnitedHealth Group, Inc.
3.13%	05/15/60		35,060,000	37,618,546
3.70%	08/15/49		31,435,000	37,428,007
3.88%	08/15/59		15,320,000	18,811,859
4.25%	04/15/47		13,825,000	17,813,713
4.25%	06/15/48		20,000,000	25,698,067
4.45%	12/15/48		20,116,000	26,453,141
4.75%	07/15/45		34,236,000	45,938,992
Zimmer Biomet Holdings, Inc.
3.05%	01/15/26		5,600,000	6,018,915
3.55%	03/20/30		53,724,000	58,139,187
(LIBOR USD 3-Month plus 0.75%)
1.07%	03/19/21	[1]	16,850,000	16,848,452

				3,948,637,958

Industrials — 0.61%
Amcor Finance USA, Inc.
3.63%	04/28/26		11,781,000	12,832,915
4.50%	05/15/28		4,285,000	4,931,906

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Ireland)
4.13%	08/15/26	[2,3]	$3,344,000	$3,306,714
BAE Systems PLC (United Kingdom)
3.40%	04/15/30	[2,3]	5,345,000	5,833,541
Ball Corp.
4.00%	11/15/23		9,532,000	9,972,855
Bemis Co., Inc.
2.63%	06/19/30		1,930,000	1,981,649
Berry Global, Inc.
4.88%	07/15/26	[2]	25,728,000	26,140,806
General Electric Co.
4.13%	10/09/42		6,416,000	6,143,165
4.25%	05/01/40		17,785,000	17,732,796
General Electric Co. (GMTN)
6.88%	01/10/39		4,273,000	5,255,196
General Electric Co. (MTN)
5.88%	01/14/38		102,907,000	115,459,941
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[1]	9,790,000	8,587,556
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[1]	11,550,000	7,475,647
General Electric Co., Series A (MTN)
6.75%	03/15/32		48,228,000	58,721,578
General Electric Co., Series NOTZ
(LIBOR USD 3-Month plus 1.00%)
2.22%	04/15/23	[1]	10,789,000	10,474,501
Graphic Packaging International LLC
3.50%	03/15/28	[2]	2,540,000	2,524,794
4.13%	08/15/24		1,325,000	1,372,892
4.75%	07/15/27	[2]	6,346,000	6,758,490
4.88%	11/15/22		5,665,000	5,869,025
L3 Technologies, Inc.
4.40%	06/15/28		45,000	53,539
L3Harris Technologies, Inc.
1.94%	02/15/21		75,000	76,047
3.95%	05/28/24		17,890,000	19,776,984
Mauser Packaging Solutions Holding Co.
5.50%	04/15/24	[2]	8,385,000	8,253,880
OI European Group BV (Netherlands)
4.00%	03/15/23	[2,3]	3,364,000	3,325,566
Packaging Corp. of America
3.00%	12/15/29		5,000,000	5,436,197
PowerTeam Services LLC
9.03%	12/04/25	[2]	64,810,000	66,138,383
Sealed Air Corp.
4.00%	12/01/27	[2]	6,930,000	6,964,650
4.88%	12/01/22	[2]	6,050,000	6,270,964
5.13%	12/01/24	[2]	3,255,000	3,484,884

June 2020 / 17

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
5.25%	04/01/23	[2]	$3,800,000	$3,986,599
5.50%	09/15/25	[2]	21,591,000	23,452,127
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[2,3]	46,382,000	47,234,015
WRKCo, Inc.
4.90%	03/15/29		12,253,000	14,675,035

				520,504,837

Information Technology — 0.84%
Apple, Inc.
3.85%	05/04/43		3,448,000	4,261,444
3.85%	08/04/46		2,000,000	2,492,711
4.38%	05/13/45		2,000,000	2,652,172
4.65%	02/23/46		2,000,000	2,757,002
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.63%	01/15/24		128,283,000	138,087,699
Broadcom, Inc.
3.13%	10/15/22	[2]	77,850,000	81,155,539
3.63%	10/15/24	[2]	23,025,000	25,023,737
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[2]	11,998,000	11,908,015
Dell International LLC/EMC Corp.
4.42%	06/15/21	[2]	68,490,000	70,410,290
Fiserv, Inc.
2.65%	06/01/30		27,130,000	28,807,603
3.20%	07/01/26		39,995,000	44,220,272
4.40%	07/01/49		5,000,000	6,071,703
Intel Corp.
3.73%	12/08/47		8,198,000	9,841,665
4.10%	05/19/46		40,000	50,243
4.60%	03/25/40		74,810,000	99,085,601
4.95%	03/25/60		20,230,000	29,923,709
IQVIA, Inc.
5.00%	05/15/27	[2]	14,032,000	14,417,880
Microsoft Corp.
2.68%	06/01/60		11,388,000	11,910,357
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,3]	4,600,000	4,864,779
4.13%	06/01/21	[2,3]	20,965,000	21,595,361
Oracle Corp.
3.60%	04/01/40		25,000,000	28,478,402
3.60%	04/01/50		26,285,000	29,388,899
3.85%	04/01/60		4,405,000	5,183,922
4.00%	11/15/47		7,000,000	8,180,779
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	33,803,000	34,451,849

				715,221,633

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.58%
Aon Corp.
2.80%	05/15/30		$58,010,000	$62,154,989
Berkshire Hathaway Finance Corp.
4.20%	08/15/48		5,020,000	6,428,057
4.25%	01/15/49		4,600,000	5,920,279
Berkshire Hathaway, Inc.
4.50%	02/11/43		5,000,000	6,654,017
Farmers Exchange Capital
7.05%	07/15/28	[2]	13,283,000	16,331,998
7.20%	07/15/48	[2]	18,415,000	24,533,310
Farmers Exchange Capital II
6.15%	11/01/53	[2,9]	61,460,000	74,827,550
Farmers Exchange Capital III
5.45%	10/15/54	[2,9]	68,575,000	79,889,875
Farmers Insurance Exchange
4.75%	11/01/57	[2,9]	17,070,000	17,352,167
Massachusetts Mutual Life Insurance Co.
3.38%	04/15/50	[2]	1,435,000	1,479,461
Metropolitan Life Global Funding I
2.95%	04/09/30	[2]	31,350,000	34,399,973
Nationwide Mutual Insurance Co.
2.60%	12/15/24	[2,9]	35,439,000	35,306,803
New York Life Insurance Co.
3.75%	05/15/50	[2]	8,110,000	9,184,317
Teachers Insurance & Annuity
Association of America
3.30%	05/15/50	[2]	91,990,000	95,077,242
4.38%	09/15/54	[2,9]	19,950,000	21,196,875

				490,736,913

Materials — 0.29%
Corp. Nacional del Cobre de Chile,
Series REGS (Chile)
3.15%	01/14/30	[3]	30,738,000	32,105,534
Indonesia Asahan Aluminum Persero PT,
Series REGS (Indonesia)
6.53%	11/15/28	[3]	2,067,000	2,454,626
6.76%	11/15/48	[3]	13,119,000	16,087,869
Indonesia Asahan Aluminum Persero PT
(Indonesia)
6.53%	11/15/28	[2,3]	9,000,000	10,687,777
International Flavors & Fragrances, Inc.
5.00%	09/26/48		138,429,000	161,762,174
Sasol Financing USA LLC
5.88%	03/27/24		8,420,000	7,535,900
Sherwin-Williams Co. (The)
2.30%	05/15/30		11,910,000	12,160,740
3.30%	05/15/50		2,000,000	2,045,882

				244,840,502

18 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 1.02%
American Campus Communities
Operating Partnership LP
2.85%	02/01/30	$26,295,000	$25,421,198
3.63%	11/15/27	7,095,000	7,309,182
3.75%	04/15/23	45,679,000	47,063,889
3.88%	01/30/31	9,260,000	9,726,995
4.13%	07/01/24	4,095,000	4,307,834
Boston Properties LP
3.20%	01/15/25	30,520,000	32,801,575
3.25%	01/30/31	20,060,000	21,679,841
4.13%	05/15/21	350,000	356,141
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24	78,983,000	83,077,297
3.45%	11/15/29	7,045,000	7,336,781
Digital Realty Trust LP
3.63%	10/01/22	5,530,000	5,840,551
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24	28,739,000	29,218,367
4.00%	01/15/30	30,000	29,888
5.25%	06/01/25	70,067,000	76,541,191
5.30%	01/15/29	34,755,000	37,988,258
5.38%	11/01/23	33,993,000	36,346,326
5.38%	04/15/26	79,406,000	86,942,026
5.75%	06/01/28	34,128,000	37,697,959
Healthcare Realty Trust, Inc.
3.75%	04/15/23	20,945,000	21,821,400
3.88%	05/01/25	20,446,000	21,957,436
Healthcare Trust of America Holdings LP
3.10%	02/15/30	5,095,000	5,160,655
3.75%	07/01/27	18,945,000	20,020,368
Healthpeak Properties, Inc.
3.00%	01/15/30	5,530,000	5,800,628
3.15%	08/01/22	10,530,000	10,543,266
3.88%	08/15/24	19,274,000	21,127,268
4.20%	03/01/24	15,709,000	17,280,916
4.25%	11/15/23	1,768,000	1,926,432
Highwoods Realty LP
3.20%	06/15/21	75,000	76,217
Hudson Pacific Properties LP
3.95%	11/01/27	2,000,000	2,075,983
4.65%	04/01/29	9,585,000	10,363,012
Kilroy Realty LP
3.45%	12/15/24	28,590,000	29,461,595
Kimco Realty Corp.
3.40%	11/01/22	5,185,000	5,399,482
Life Storage LP
3.88%	12/15/27	6,960,000	7,599,975

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50%	01/15/28		$1,322,000	$1,260,606
5.63%	05/01/24		10,000	10,376
Mid-America Apartments LP
4.30%	10/15/23		9,636,000	10,556,361
SBA Communications Corp.
4.88%	09/01/24		2,524,000	2,609,185
SL Green Operating Partnership LP
3.25%	10/15/22		44,126,000	44,214,164
(LIBOR USD 3-Month plus 0.98%)
1.37%	08/16/21	[1]	21,735,000	21,421,109
SL Green Realty Corp.
4.50%	12/01/22		15,845,000	16,184,572
Ventas Realty LP
3.50%	02/01/25		12,540,000	12,958,490
3.75%	05/01/24		9,705,000	10,151,690
4.00%	03/01/28		2,000,000	2,125,767
Ventas Realty LP/Ventas Capital Corp.
3.25%	08/15/22		7,357,000	7,538,745
WEA Finance LLC
3.15%	04/05/22	[2]	6,330,000	6,425,543
Welltower, Inc.
3.75%	03/15/23		175,000	185,367
Weyerhaeuser Co.
7.38%	03/15/32		5,000,000	6,892,068

				872,833,975

Retail — 0.43%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[2,3]	3,828,000	3,921,609
2.95%	01/25/30	[2,3]	19,334,000	19,987,176
3.55%	07/26/27	[2,3]	9,320,000	10,022,928
3.80%	01/25/50	[2,3]	106,747,000	111,062,684
Family Dollar Stores, Inc.
5.00%	02/01/21		17,730,000	18,070,943
Lowe’s Cos., Inc.
3.70%	04/15/46		2,000,000	2,252,288
4.05%	05/03/47		2,000,000	2,358,232
4.55%	04/05/49		7,000,000	8,878,860
McDonald’s Corp. (MTN)
3.63%	05/01/43		5,000,000	5,503,836
3.63%	09/01/49		2,025,000	2,251,229
4.70%	12/09/35		5,000,000	6,351,755
Rite Aid Corp.
6.13%	04/01/23	[2]	11,404,000	11,108,922
Starbucks Corp.
2.00%	03/12/27		21,750,000	22,852,538
2.25%	03/12/30		42,345,000	44,097,382

June 2020 / 19

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
3.35%	03/12/50		$14,130,000	$14,476,056
3.55%	08/15/29		5,000,000	5,708,176
4.45%	08/15/49		4,000,000	4,863,520
Walgreens Boots Alliance, Inc.
3.45%	06/01/26		42,647,000	46,230,821
3.80%	11/18/24		6,358,000	7,007,937
4.80%	11/18/44		13,049,000	14,199,021
Walmart, Inc.
4.05%	06/29/48		2,000,000	2,631,912

				363,837,825

Services — 0.64%
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A
2.92%	09/01/50		41,650,000	43,930,604
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28	[2,3]	7,600,000	8,029,932
Duke University, Series 2020
2.68%	10/01/44		29,660,000	31,193,012
2.83%	10/01/55		71,330,000	75,272,571
Emory University, Series 2020
2.14%	09/01/30		44,275,000	46,150,073
2.97%	09/01/50		37,150,000	40,004,508
Georgetown University (The), Series 20A
2.94%	04/01/50		5,000,000	4,907,595
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[2,3]	23,726,000	24,582,834
Global Payments, Inc.
3.20%	08/15/29		2,000,000	2,144,952
4.15%	08/15/49		7,000,000	8,069,247
4.45%	06/01/28		5,000,000	5,873,290
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[2,3]	17,806,000	19,592,209
4.13%	08/01/23	[3]	38,500,000	42,156,538
4.75%	02/15/25	[2,3]	34,306,000	38,529,412
4.75%	08/01/28	[3]	2,767,000	3,254,919
5.00%	11/01/22	[2,3]	83,285,000	89,433,090
Service Corp. International/U.S.
4.63%	12/15/27		1,922,000	2,009,268
University of Chicago (The), Series 20B
2.76%	04/01/45		60,000	61,793
Waste Pro USA, Inc.
5.50%	02/15/26	[2]	44,027,000	42,151,230
William Marsh Rice University
3.57%	05/15/45		12,964,000	15,358,799
3.77%	05/15/55		5,735,000	7,099,939

				549,805,815

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 0.47%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21		$3,075,754	$2,527,662
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		1,602,882	1,370,906
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00%	07/15/25		13,409,082	10,288,356
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		48,550,772	39,442,555
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35%	10/15/29		17,786,064	16,768,046
Burlington Northern Santa Fe LLC
4.05%	06/15/48		5,000,000	6,200,723
4.15%	04/01/45		5,000,000	6,212,637
4.15%	12/15/48		2,000,000	2,505,467
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		1	1
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A
7.71%	04/02/21		508,587	508,708
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		55,307,296	52,426,610
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90%	04/19/22		245,371	211,930
Continental Airlines Pass-Through Trust,
Series 2010-1, Class A
4.75%	01/12/21		326,107	321,336
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		29,453,763	28,427,179
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28		90,146,000	86,412,386
Empresa de Transporte de Pasajeros Metro SA (Chile)
3.65%	05/07/30	[2,3]	9,660,000	10,450,913
Norfolk Southern Corp.
4.10%	05/15/49		5,000,000	6,076,386
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		2,766,973	2,652,543
SMBC Aviation Capital Finance DAC (Ireland)
3.00%	07/15/22	[2,3]	20,315,000	20,426,056
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		456,976	446,981

20 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23	$14,272,128	$12,008,250
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23	2,701,308	2,254,916
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24	34,401,124	31,545,528
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63%	06/03/25	8,373	6,966
Union Pacific Corp.
3.25%	02/05/50	7,000,000	7,699,107
3.80%	10/01/51	5,000,000	5,993,701
3.84%	03/20/60	2,000,000	2,342,756
3.88%	02/01/55	5,000,000	5,842,124
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30%	08/15/25	13,710,376	12,891,898
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50%	03/01/30	32,585,955	30,712,263

			404,974,890

Water — 0.03%
American Water Capital Corp.
2.80%	05/01/30	5,000,000	5,469,121
3.45%	06/01/29	19,192,000	21,953,608

			27,422,729

Total Corporates
(Cost $22,507,348,686)			23,651,405,841

FOREIGN GOVERNMENT OBLIGATIONS — 0.87%
Foreign Government Obligations — 0.87%
Abu Dhabi Government International Bond,
Series REGS (United Arab Emirates)
2.50%	09/30/29[3]	38,500,000	40,454,645
Colombia Government International Bond
(Colombia)
3.00%	01/30/30[3]	20,859,000	20,652,704
3.88%	04/25/27[3]	13,311,000	14,040,709
5.20%	05/15/49[3]	2,102,000	2,477,596
Croatia Government International Bond,
Series REGS (Croatia)
6.00%	01/26/24[3]	18,065,000	20,706,139
Dominican Republic International Bond
(Dominican Republic)
4.50%	01/30/30[2,3]	1,095,000	995,903

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Dominican Republic International Bond,
Series REGS (Dominican Republic)
5.50%	01/27/25[3]	$12,019,000	$11,485,657
6.00%	07/19/28[3]	31,022,000	31,346,763
Egypt Government International Bond
(Egypt)
5.58%	02/21/23[2,3]	4,700,000	4,816,031
7.60%	03/01/29[2,3]	3,550,000	3,630,430
Hungary Government International Bond
(Hungary)
5.38%	03/25/24[3]	23,298,000	26,504,923
Indonesia Government International Bond
(Indonesia)
2.85%	02/14/30[3]	12,786,000	13,084,829
Mexico Government International Bond
(Mexico)
3.25%	04/16/30[3]	81,682,000	81,023,643
3.75%	01/11/28[3]	10,635,000	11,071,354
4.50%	04/22/29[3]	11,767,000	12,806,909
4.60%	01/23/46[3]	18,506,000	19,153,247
Mexico Government International Bond
(MTN) (Mexico)
4.75%	03/08/44[3]	8,694,000	9,150,183
Panama Government International Bond
(Panama)
3.16%	01/23/30[3]	57,474,000	62,018,986
3.88%	03/17/28[3]	13,200,000	14,864,586
Paraguay Government International Bond
(Paraguay)
4.95%	04/28/31[2,3]	3,477,000	3,872,404
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80%	06/23/30[2,3]	17,340,000	17,383,350
Perusahaan Penerbit SBSN Indonesia III,
Series REGS (Indonesia)
4.15%	03/29/27[3]	5,100,000	5,570,156
Peruvian Government International Bond
(Peru)
2.84%	06/20/30[3]	28,449,000	30,556,004
4.13%	08/25/27[3]	31,282,000	35,924,718
Qatar Government International Bond,
Series REGS (Qatar)
4.50%	04/23/28[3]	30,438,000	35,973,911
4.63%	06/02/46[3]	11,215,000	14,485,642
Republic of South Africa Government
International Bond (South Africa)
4.30%	10/12/28[3]	38,733,000	36,020,915
4.67%	01/17/24[3]	7,500,000	7,670,955
Russian Foreign Bond - Eurobond,
Series REGS (Russia)
4.25%	06/23/27[3]	7,200,000	8,064,000

June 2020 / 21

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
4.38%	03/21/29[3]	$19,200,000	$21,845,011
4.75%	05/27/26[3]	9,400,000	10,725,964
Saudi Government International Bond,
Series REGS (EMTN) (Saudi Arabia)
3.63%	03/04/28[3]	24,942,000	27,498,555
4.50%	10/26/46[3]	19,091,000	22,011,732
Saudi Government International Bond
(Saudi Arabia)
2.75%	02/03/32[2,3]	3,080,000	3,166,240
3.75%	01/21/55[2,3]	4,255,000	4,349,495
4.00%	04/17/25[2,3]	8,420,000	9,349,526
Uruguay Government International Bond
(Uruguay)
4.38%	10/27/27[3]	26,063,777	29,916,329
4.38%	01/23/31[3]	10,570,000	12,372,079

Total Foreign Government Obligations
(Cost $712,291,025)			737,042,223

MORTGAGE-BACKED — 42.35%**
Non-Agency Commercial
Mortgage-Backed — 1.17%
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2018-PARK, Class A
4.23%	08/10/38[2,9]	122,930,000	143,411,973
Bayview Commercial Asset Trust,
Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
0.72%	04/25/34[1,2]	23,014	22,833
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.83%	08/25/34[1,2]	203,558	192,053
BB-UBS Trust,
Series 2012-SHOW, Class A
3.43%	11/05/36[2]	8,640,000	8,315,523
Benchmark Mortgage Trust,
Series 2018-B2, Class A5
3.88%	02/15/51[9]	7,085,000	8,195,740
BX Trust, Series 2019-OC11, Class A
3.20%	12/09/41[2]	42,270,000	44,374,864
CALI Mortgage Trust, Series 2019-101C,
Class A
3.96%	03/10/39[2]	80,255,000	92,260,249
CALI Mortgage Trust, Series 2019-101C,
Class XA (IO)
0.44%	03/10/39[2,9]	272,551,000	6,471,914
Century Plaza Towers, Series 2019-CPT,
Class A
2.87%	11/13/39[2]	32,645,000	35,763,218

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.76%	06/10/48	$10,000,000	$11,023,868
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05%	10/10/46	440,000	474,617
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36[2]	74,595,000	81,116,695
DBUBS Mortgage Trust,
Series 2017-BRBK, Class E
3.65%	10/10/34[2,9]	5,697,000	5,528,281
DC Office Trust, Series 2019-MTC, Class A
2.97%	09/15/45[2]	31,135,000	33,756,885
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.67%	09/10/35[2,9]	1,362,500	1,475,269
GE Business Loan Trust, Series 2007-1A,
Class A
(LIBOR USD 1-Month plus 0.17%)
0.35%	04/15/35[1,2]	3,964,256	3,671,026
GS Mortgage Securities Trust,
Series 2010-C2, Class A1
3.85%	12/10/43[2]	535,793	535,827
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39[2]	84,915,000	95,456,229
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04%	12/10/41[2,9]	81,025,000	89,665,441
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2015-JP1,
Class A5
3.91%	01/15/49	8,610,000	9,636,162
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39[2]	50,000	55,905
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37[2,9]	1,475,969	1,417,946
MKT Mortgage Trust, Series 2020-525M,
Class A
2.69%	02/12/40[2]	70,000	74,200
Natixis Commercial Mortgage Securities
Trust, Series 2020-2PAC, Class A
2.97%	12/15/38[2]	55,000	57,078
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/15/54[2]	147,667,000	157,385,379

22 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28%	01/11/37[2]	$15,810,000	$15,646,705
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96%	01/15/32[2,9]	103,130,000	97,959,433
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43[2,9]	48,465,000	44,137,706
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43[2,9]	8,710,000	8,006,582

			996,089,601

Non-Agency Mortgage-Backed — 5.98%
Aames Mortgage Trust,
Series 2002-1, Class A3
(STEP-reset date 08/25/20)
7.40%	06/25/32	37,304	37,712
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/37[1]	39,158,356	38,420,448
ACE Securities Corp. Home Equity Loan
Trust, Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.82%	05/25/34[1]	183,280	169,353
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.33%	06/25/36[1]	3,147,066	2,479,014
ACE Securities Corp. Home Equity Loan
Trust, Series 2007-ASAP2, Class A1
(LIBOR USD 1-Month plus 0.19%)
0.37%	06/25/37[1]	40,444,081	31,546,104
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
0.72%	01/25/36[1]	290,782	265,386
Adjustable Rate Mortgage Trust,
Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.20%)
0.38%	08/25/36[1]	5,910,864	5,938,332
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 1A4
(LIBOR USD 1-Month plus 0.35%)
0.53%	12/25/35[1]	107,104	105,356
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1
(STEP-reset date 07/25/20)
2.86%	07/25/59[2]	251,238	257,813

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31	$7,072	$7,409
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.50%)
3.00%	09/25/35[1]	483,898	427,352
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
2.50%	02/25/36[1]	52,041,822	48,284,729
Alternative Loan Trust,
Series 2005-84, Class 1A1
3.24%	02/25/36[9]	49,842	38,760
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
3.84%	02/25/37[9]	1,426,238	1,344,179
Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.17%)
0.35%	06/25/46[1]	211,304	219,396
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.38%	03/25/37[1]	598,598	133,844
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative
Average plus 1.15%)
2.65%	10/25/46[1]	44,433,125	36,056,170
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.31%	03/25/47[1]	12,860,321	9,897,036
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
2.30%	10/25/34[1]	5,883,406	5,761,615
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.39%)
0.57%	03/25/36[1]	13,912,452	13,638,271
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
0.84%	11/25/34[1]	18,194,655	17,171,868

June 2020 / 23

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-R11, Class M1
(LIBOR USD 1-Month plus 0.45%)
0.63%	01/25/36[1]	$7,925,831	$7,926,355
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1998-1,
Class A5 (STEP-reset date 08/25/20)
6.50%	10/25/27	37,400	37,086
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates, Series 2005-W2,
Class M1
(LIBOR USD 1-Month plus 0.49%)
0.67%	10/25/35[1]	250,000	244,077
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates, Series 2005-W3,
Class A1
(LIBOR USD 1-Month plus 0.26%)
0.44%	11/25/35[1]	20,539,780	19,212,351
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates, Series 2005-W3,
Class M1
(LIBOR USD 1-Month plus 0.44%)
0.62%	11/25/35[1]	19,840,000	18,739,259
Asset-Backed Funding Certificates,
Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.81%	03/25/35[1]	4,390,664	4,380,610
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.16%)
0.34%	11/25/36[1]	50,690,917	28,939,662
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
0.93%	06/25/37[1]	29,751,130	26,149,824
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.18%	06/25/37[1]	21,734,243	19,598,353
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.31%	07/25/36[1]	9,941,840	9,372,665
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
0.41%	11/25/36[1]	18,411,000	16,462,221
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32	18,744	19,467

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.59%	05/20/36[9]	$4,642,964	$4,350,725
Banc of America Funding Trust,
Series 2006-E, Class 2A1
3.51%	06/20/36[9]	70,852	65,091
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
0.63%	07/20/36[1]	3,048,585	3,033,516
Banc of America Funding Trust,
Series 2006-H, Class 3A1
4.15%	09/20/46[9]	1,187,762	1,028,536
Banc of America Funding Trust,
Series 2014-R8, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.42%	06/26/36[1,2]	2,003,827	2,012,453
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	08/27/36[1,2]	21,377,920	20,162,419
Banc of America Funding Trust,
Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)
0.44%	04/29/37[1,2]	5,056,301	5,060,691
Banc of America Funding Trust,
Series 2015-R2, Class 7A1
(LIBOR USD 1-Month plus 0.28%)
0.46%	09/29/36[1,2]	1,498,012	1,507,850
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	03/27/36[1,2]	2,628,688	2,632,547
Banc of America Funding Trust,
Series 2015-R5, Class 1A1
(LIBOR USD 1-Month plus 0.13%)
0.31%	10/26/36[1,2]	12,349,907	12,289,765
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
0.31%	10/26/36[1,2]	42,536,000	40,522,116
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50%	03/25/40[2,9]	18,799,313	18,978,955
Banc of America Funding Trust,
Series 2016-R1, Class B2
3.50%	03/25/40[2,9]	23,780,000	21,983,157
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
3.09%	07/25/34[9]	39,977	38,567

24 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
3.86%	04/25/35[9]	$331,258	$325,874
Banc of America Mortgage Trust,
Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00%	07/25/46[1]	122,805	120,868
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00%	03/25/37	673,700	663,531
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00%	09/25/37	327,465	322,170
BCAP LLC Trust, Series 2007-AA2,
Class 2A5
6.00%	04/25/37	284,961	221,110
BCAP LLC Trust, Series 2007-AA5,
Class A1
(LIBOR USD 1-Month plus 0.65%)
0.83%	09/25/47[1]	19,588,374	17,779,911
Bear Stearns ALT-A Trust, Series 2005-4,
Class 22A2
3.89%	05/25/35[9]	15,978	16,044
Bear Stearns ALT-A Trust, Series 2005-7,
Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.72%	08/25/35[1]	242,016	241,381
Bear Stearns ALT-A Trust, Series 2006-4,
Class 32A1
3.49%	07/25/36[9]	1,764,163	1,212,511
Bear Stearns ARM Trust, Series 2004-1,
Class 13A2
3.93%	04/25/34[9]	7,425	7,034
Bear Stearns ARM Trust, Series 2004-10,
Class 14A1
3.86%	01/25/35[9]	2,687,817	2,459,232
Bear Stearns ARM Trust, Series 2006-4,
Class 2A1
3.67%	10/25/36[9]	441,317	407,574
Bear Stearns Asset-Backed Securities I
Trust, Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
0.43%	08/25/20[1]	1,556,189	886,783
Bear Stearns Asset-Backed Securities I
Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36	468,400	491,821
Bear Stearns Asset-Backed Securities I
Trust, Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
0.32%	11/25/36[1]	7,657,915	6,777,073

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1
(STEP-reset date 08/25/20)
5.50%	01/25/34	$612,918	$630,607
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2
(STEP-reset date 08/25/20)
5.75%	01/25/34	552,587	569,327
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
0.36%	10/25/36[1]	2,043,484	1,878,713
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
0.35%	06/25/47[1]	465,057	403,893
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.48%)
0.66%	10/25/35[1]	381,177	379,848
Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
0.49%	01/25/36[1]	49,032,004	48,609,539
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.35%)
0.53%	02/25/36[1]	155,000	148,188
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/36[1]	3,315,091	3,255,328
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
0.78%	07/25/33[1]	3,059	2,245
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
0.68%	02/26/35[1]	5,668	4,905
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.92%	09/25/36[9]	671,296	585,661
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50%	11/25/21	1,594,263	986,408
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.14%	06/25/35[9]	1,741,593	1,701,636
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	08/01/20	417,344	322,442

June 2020 / 25

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chaseflex Trust, Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.38%	09/25/36[1]	$7,503,149	$6,058,026
CIM Trust, Series 2017-5, Class A2A
2.50%	05/25/57[2,9]	43,147,683	42,699,076
CIM Trust, Series 2017-6, Class A1
3.02%	06/25/57[2,9]	49,451,406	50,195,541
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65[2,9]	99,273,294	99,399,391
CIM Trust, Series 2018-R1, Class A1
3.65%	05/01/55[2]	96,425,114	89,340,814
CIM Trust, Series 2018-R2, Class A1
3.69%	08/25/57[2,9]	67,409,151	65,653,833
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57[2,9]	50,273,846	51,889,195
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58[2,9]	117,993,009	114,324,099
CIM Trust, Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.25%	09/25/58[1,2]	98,946,295	97,000,358
CIM Trust, Series 2019-R1, Class A
3.25%	10/25/58[2,9]	251,611,282	233,890,979
CIM Trust, Series 2019-R3, Class A
2.63%	06/25/58[2,9]	192,679,798	191,191,693
CIM Trust, Series 2019-R4, Class A1
3.00%	10/25/59[2,9]	174,068,262	162,644,736
CIM Trust, Series 2020-R1, Class A1
2.85%	10/27/59[2,9]	214,602,765	187,505,560
CIM Trust, Series 2020-R3, Class A1A
4.00%	01/26/60[2,9]	227,661,332	230,006,881
CIM Trust, Series 2020-R4, Class A1A
3.30%	06/25/602,9,†	116,921,000	118,236,772
CIT Mortgage Loan Trust, Series 2007-1,
Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.53%	10/25/37[1,2]	48,609,798	48,579,558
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00%	02/25/35	187,194	190,264
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5
(STEP-reset date 08/25/20)
5.27%	09/25/36	297,916	282,791
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5
(STEP-reset date 08/25/20)
5.22%	03/25/37	650,000	671,120
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.93%	02/25/34[9]	32,722	32,646

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
3.51%	10/25/35[9]	$548,748	$384,121
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.44%	11/25/35[1]	142,942	114,365
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR2, Class 1A1
3.87%	03/25/36[9]	10,388,291	9,087,628
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR3, Class 1A2A
3.96%	06/25/36[9]	3,035,890	2,770,418
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
0.47%	08/25/36[1]	305,000	297,181
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF2, Class A1
(STEP-reset date 08/25/20)
6.75%	05/25/36	41,180,229	28,139,611
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-6, Class 1A4A
2.90%	03/25/37[9]	342,985	288,687
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AR5, Class 1A1A
3.97%	04/25/37[9]	89,593	84,398
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/37[1]	406,987	403,499
Citigroup Mortgage Loan Trust, Inc.,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
3.62%	02/20/36[1,2]	12,826,774	12,052,848
Citigroup Mortgage Loan Trust, Inc.,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.37%	06/25/47[1,2]	6,504,389	6,478,090
Citigroup Mortgage Loan Trust, Inc.,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
2.39%	03/25/47[1,2]	11,227,937	10,815,396
Citigroup Mortgage Loan Trust, Inc.,
Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
0.71%	03/25/36[1,2]	3,318,675	3,310,499
Conseco Finance Corp., Series 1996-7,
Class M1
7.70%	09/15/26[9]	2,093,758	2,168,485

26 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Corp., Series 1998-3,
Class A6
6.76%	03/01/30[9]	$827,507	$831,178
Conseco Finance Corp., Series 1998-6,
Class A8
6.66%	06/01/30[9]	1,028,161	1,049,570
Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF2
8.00%	06/15/32[2,9]	92,070	93,196
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class AF4
5.21%	03/25/34[9]	2,610,097	2,630,802
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81%	04/25/36[9]	216,599	202,764
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
0.64%	11/25/35[1]	8,947,559	8,897,146
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
0.98%	10/25/47[1]	10,896,274	10,220,801
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2001-HYB1,
Class 1A1
2.90%	06/19/31[9]	9,120	9,077
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2003-J8,
Class 1A4
5.25%	09/25/23	45,710	46,226
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
3.97%	08/25/34[9]	928,525	857,817
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-25,
Class 1A1
(LIBOR USD 1-Month plus 0.66%)
0.84%	02/25/35[1]	103,839	99,055
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-7,
Class 2A1
3.57%	06/25/34[9]	71,386	72,127
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB3,
Class 1A
3.89%	06/20/34[9]	20,141	19,649
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB4,
Class 2A1
3.87%	09/20/34[9]	899,825	853,082

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-11,
Class 1A2
4.12%	04/25/35[9]	$821,832	$825,279
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-31,
Class 2A3
3.31%	01/25/36[9]	153,073	147,245
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.78%	05/25/35[1]	3,492,082	2,874,186
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-HY5,
Class 1A1
4.29%	09/25/47[9]	842,006	744,573
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-HYB1,
Class 1A1
3.16%	03/25/37[9]	1,148,870	970,796
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR20,
Class 2A4
3.49%	08/25/33[9]	13,582	13,475
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-6,
Class 8A1
4.50%	07/25/20	3,072	3,217
Credit Suisse First Boston Mortgage-Backed
Pass-Through Certificates, Series 2004-1,
Class 2A1
6.50%	02/25/34	26,635	27,860
Credit Suisse First Boston Mortgage-Backed
Pass-Through Certificates, Series 2004-AR5,
Class 6A1
3.55%	06/25/34[9]	110,260	110,173
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
0.88%	03/25/36[1]	3,749,284	1,289,220
Credit Suisse Mortgage Capital Trust,
Series 2007-2, Class 3A4
5.50%	03/25/37	1,656,315	1,364,887
Credit Suisse Mortgage Capital Trust,
Series 2010-17R, Class 1A1
3.80%	06/26/36[2,9]	20,108	20,151
Credit Suisse Mortgage Capital Trust,
Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
1.92%	08/27/36[1,2]	5,384,537	5,385,219
Credit Suisse Mortgage Capital Trust,
Series 2015-1R, Class 5A1
3.79%	09/27/35[2,9]	1,831,627	1,830,433

June 2020 / 27

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2015-2R, Class 4A1
0.37%	06/27/47[2,9]	$8,512,148	$8,470,114
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.37%	11/27/46[1,2]	6,822,772	6,648,091
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C
(STEP-reset date 08/25/20)
3.92%	02/25/37	32,671,627	25,997,879
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2D
(STEP-reset date 08/25/20)
3.92%	02/25/37	23,920,496	19,029,362
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2E
(STEP-reset date 08/25/20)
3.92%	02/25/37	4,349,905	3,461,152
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB1,
Class AF (STEP-reset date 08/25/20)
3.95%	01/25/33	12,723	13,057
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB4,
Class M1
(LIBOR USD 1-Month plus 1.04%)
1.22%	03/25/33[1]	2,689,744	2,618,747
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB5,
Class M1
(LIBOR USD 1-Month plus 1.02%)
1.20%	11/25/33[1]	75,064	72,502
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB7,
Class A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	10/25/36[1]	51,037,128	40,185,155
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB8,
Class A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	10/25/36[1]	15,669,253	13,629,472
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB9,
Class A3
(LIBOR USD 1-Month plus 0.15%)
0.33%	11/25/36[1]	29,440,528	18,106,081

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF4 (STEP-reset date 08/25/20)
3.40%	01/25/37	$7,059,339	$2,977,524
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF5 (STEP-reset date 08/25/20)
3.40%	01/25/37	13,266,179	5,599,175
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A2
(LIBOR USD 1-Month plus 0.17%)
0.35%	04/25/37[1]	27,118,655	20,423,420
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B
(STEP-reset date 08/25/20)
5.78%	12/25/36	5,268,016	444,771
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.19%)
0.37%	08/25/36[1]	3,290,131	2,970,035
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.31%	12/25/36[1]	1,861,793	879,592
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR6, Class AR6
(LIBOR USD 1-Month plus 0.19%)
0.37%	02/25/37[1]	638,083	556,717
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
1.87%	10/25/47[1]	33,281,253	28,983,265
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	07/25/47[1]	48,158,321	42,227,215
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35	389,189	389,050
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2006-AR1, Class 2A1
3.63%	02/25/36[9]	962,139	884,005
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
0.55%	01/19/45[1]	2,191,884	1,849,954
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
0.69%	02/19/45[1]	254,563	242,294

28 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
0.43%	07/19/45[1]	$172,436	$157,943
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.39%	10/19/36[1]	17,524,278	14,074,708
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.33%	04/19/47[1]	8,730,506	7,497,744
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22%	02/25/33[9]	9,433	9,520
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1
(STEP-reset date 08/25/20)
5.80%	11/25/32	36,213	37,851
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.34%	10/25/36[1]	14,137,215	10,361,360
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.24%)
0.42%	10/25/36[1]	891,458	662,001
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.29%	12/25/37[1]	7,619,407	6,773,904
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.34%	12/25/37[1]	20,954,055	18,720,564
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.39%	12/25/37[1]	15,186,817	13,634,530
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.15%)
0.33%	04/25/36[1]	22,432,547	21,783,278
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.23%)
0.41%	07/25/36[1]	31,440,000	29,072,917
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
0.32%	01/25/38[1]	69,453,581	44,236,986

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	03/25/37[1]	$63,727,374	$43,497,743
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.28%	03/25/37[1]	26,054,609	15,870,055
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.33%	03/25/37[1]	14,936,691	9,193,947
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.40%	03/25/37[1]	27,811,722	17,368,874
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA2, Class 1A1
3.29%	08/25/34[9]	6,418,781	6,365,078
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
3.45%	09/25/34[9]	21,880	21,204
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA4, Class A1
3.56%	10/25/34[9]	1,120,321	1,096,288
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA10, Class 1A1
3.29%	12/25/35[9]	13,780,479	12,488,706
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA12, Class 2A1
3.31%	02/25/36[9]	14,715,620	11,875,646
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA4, Class 2A1
3.03%	06/25/35[9]	14,229,839	13,112,573
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA7, Class 2A1
3.55%	09/25/35[9]	11,988,683	11,214,838
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA8, Class 2A1
3.58%	10/25/35[9]	14,501,884	11,260,279
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA9, Class 2A1
3.51%	11/25/35[9]	14,670,231	13,367,723
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA1, Class 1A1
3.64%	03/25/36[9]	16,561,350	13,799,944
First Horizon Alternative Mortgage Securities
Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37	10,942	7,365
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.29%	12/25/34[9]	177,228	172,911

June 2020 / 29

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
3.98%	01/25/37[9]	$79,425	$58,362
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
4.07%	11/25/37[9]	165,289	125,302
FNBA Mortgage Loan Trust,
Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.40%)
0.59%	08/19/34[1]	2,666	2,652
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.84%	06/25/30[1]	17,279	13,744
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
3.81%	11/19/35[9]	491,529	445,424
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
3.89%	05/19/36[9]	1,568,349	939,243
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
0.42%	08/25/45[1]	1,444,990	1,345,686
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
0.38%	10/25/45[1]	14,757,878	13,199,604
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
0.34%	02/25/37[1]	1,166,549	1,196,698
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75%	10/25/57[2]	45,195,377	47,493,291
GSAA Home Equity Trust,
Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
0.46%	10/25/35[1]	3,764,398	3,765,349
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(LIBOR USD 1-Month plus 0.32%)
0.50%	10/25/35[1]	134,016	130,361
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(LIBOR USD 1-Month plus 0.32%)
0.50%	10/25/35[1]	119,040	119,587
GSAA Home Equity Trust,
Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.43%)
0.61%	06/25/35[1]	150,000	145,828

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust, Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
0.53%	12/25/35[1]	$25,693,000	$24,181,450
GSAMP Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.29%)
0.47%	02/25/36[1]	131,373	127,385
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
3.25%	08/25/34[9]	2,695	2,697
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
3.05%	08/25/34[9]	213,318	209,550
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
3.87%	10/25/35[9]	2,634,097	1,985,273
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
4.15%	09/25/35[9]	107,163	108,805
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
4.09%	05/25/37[9]	1,845,644	1,475,205
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
3.67%	04/19/34[9]	5,367	5,240
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
0.87%	01/19/35[1]	310,627	276,498
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
4.09%	05/19/34[9]	61,346	61,449
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
3.12%	06/19/34[9]	2,502	2,473
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
0.67%	06/19/35[1]	356,063	348,315
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
3.91%	07/19/35[9]	42,619	39,030
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.39%	11/19/36[1]	70,148,094	59,506,705
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
0.40%	09/19/46[1]	79,393,089	71,451,827

30 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
1.18%	10/25/37[1]	$26,209,087	$24,718,270
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.18%	10/25/37[1]	22,097,682	21,211,437
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	10/25/36[1]	60,642,681	27,167,054
Impac CMB Trust, Series 2004-8,
Class 2A1
(LIBOR USD 1-Month plus 0.70%)
0.88%	10/25/34[1]	233,637	228,163
Impac CMB Trust, Series 2005-1,
Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.70%	04/25/35[1]	3,988,784	3,756,158
Impac CMB Trust, Series 2005-4,
Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
0.43%	05/25/35[1]	4,713,664	4,289,228
Impac Secured Assets Corp.,
Series 2004-3, Class M1
(LIBOR USD 1-Month plus 0.90%)
1.08%	11/25/34[1]	363,701	366,037
Impac Secured Assets Corp.,
Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
1.08%	02/25/35[1]	670,000	662,324
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.17%)
0.35%	11/25/36[1]	7,805,702	6,440,989
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(LIBOR USD 1-Month plus 0.27%)
0.45%	02/25/37[1]	9,352,736	8,034,634
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
0.29%	05/25/37[1]	6,801,154	5,244,651
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
0.43%	05/25/37[1]	55,288,999	43,085,186
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
3.69%	08/25/34[9]	1,125,368	1,098,347

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
0.98%	08/25/34[1]	$17,227	$15,100
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
1.04%	09/25/34[1]	56,042	50,493
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
3.63%	03/25/35[9]	493,638	494,125
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
3.43%	09/25/35[9]	4,212,227	3,395,862
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.37%	10/25/35[9]	24,330,663	20,684,976
IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1
3.56%	01/25/36[9]	1,027,978	953,218
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
0.66%	04/25/35[1]	555,404	474,825
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.57%	08/25/36[9]	14,419,584	10,655,943
IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
0.30%	08/25/36[1]	154,816	135,392
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
0.38%	10/25/36[1]	21,905,829	19,579,130
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.20%)
0.38%	01/25/37[1]	45,646,163	42,212,535
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.32%	05/25/36[9]	3,845,535	3,340,892
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.57%	05/25/36[9]	25,508,393	19,459,654
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.68%	03/25/37[9]	583,770	531,193
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.04%	06/25/37[9]	3,658,454	3,515,382

June 2020 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.63%	11/25/37[9]	$2,741,646	$2,550,636
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A3
6.61%	02/25/28	63,326	64,123
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
3.81%	05/25/36[9]	652,026	520,525
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
3.63%	05/25/36[9]	6,660,127	4,836,809
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
0.84%	09/25/35[1]	5,153,445	5,135,444
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A
(STEP-reset date 08/25/20)
5.83%	07/25/36	34,577,935	16,318,724
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6
(STEP-reset date 08/25/20)
6.00%	07/25/36	4,821,809	2,247,118
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A4
(LIBOR USD 1-Month plus 0.21%)
0.39%	03/25/37[1]	228,935	229,166
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.33%	05/25/37[1]	44,274,479	40,535,872
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(LIBOR USD 1-Month plus 0.26%)
0.44%	06/25/37[1]	248,124	243,009
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
0.28%	03/25/47[1]	132,720	79,523
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2
(STEP-reset date 08/25/20)
4.23%	03/25/47	8,682,285	6,743,004
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3
(STEP-reset date 08/25/20)
4.23%	05/25/35	7,307,202	5,675,033
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4
(STEP-reset date 08/25/20)
4.23%	03/25/47	3,321,455	2,579,533

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.46%	03/25/47[1]	$240,000	$186,072
JPMorgan Mortgage Trust, Series 2003-A2,
Class 2A3
3.19%	11/25/33[9]	125,930	121,935
JPMorgan Mortgage Trust, Series 2004-A4,
Class 1A3
3.37%	09/25/34[9]	370,184	357,066
JPMorgan Mortgage Trust, Series 2005-A5,
Class TA1
3.92%	08/25/35[9]	108,402	103,338
JPMorgan Mortgage Trust, Series 2005-S2,
Class 4A3
5.50%	09/25/20	1,898,923	1,706,915
JPMorgan Mortgage Trust, Series 2006-A2,
Class 5A3
4.10%	11/25/33[9]	4,332	4,319
JPMorgan Mortgage Trust, Series 2006-A3,
Class 2A1
3.77%	05/25/36[9]	870,254	744,276
JPMorgan Mortgage Trust, Series 2006-A3,
Class 3A3
3.62%	05/25/36[9]	591,202	521,472
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A1
3.61%	06/25/36[9]	484,568	415,886
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A4
3.61%	06/25/36[9]	1,562,093	1,401,117
JPMorgan Mortgage Trust, Series 2006-A5,
Class 2A4
3.92%	08/25/36[9]	455,951	381,817
JPMorgan Mortgage Trust, Series 2007-A1,
Class 5A2
3.97%	07/25/35[9]	1,402,728	1,362,519
JPMorgan Mortgage Trust, Series 2007-A3,
Class 2A3
3.73%	05/25/37[9]	2,333,110	1,968,286
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
3.79%	05/25/37[9]	383,569	380,993
JPMorgan Mortgage Trust, Series 2007-A4,
Class 1A1
3.77%	06/25/37[9]	3,317,766	2,906,502
JPMorgan Mortgage Trust, Series 2007-A4,
Class 2A3
3.81%	06/25/37[9]	498,385	429,829
JPMorgan Resecuritization Trust,
Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)

32 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
0.36%	12/27/46[1,2]	$5,842,700	$5,758,012
Lehman XS Trust, Series 2005-5N,
Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.48%	11/25/35[1]	7,964,744	7,720,729
Lehman XS Trust, Series 2005-7N,
Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.72%	12/25/35[1]	401,408	374,479
Lehman XS Trust, Series 2006-12N,
Class A31A
(LIBOR USD 1-Month plus 0.20%)
0.38%	08/25/46[1]	15,090,231	13,845,660
Lehman XS Trust, Series 2006-14N,
Class 3A2
(LIBOR USD 1-Month plus 0.24%)
0.42%	08/25/36[1]	47,186	46,468
Lehman XS Trust, Series 2006-5,
Class 1A1A
(LIBOR USD 1-Month plus 0.21%)
0.39%	04/25/36[1]	29,067,087	26,147,275
Lehman XS Trust, Series 2006-8,
Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
0.34%	06/25/36[1]	37,215,860	32,430,738
Lehman XS Trust, Series 2007-4N,
Class 1A3
(LIBOR USD 1-Month plus 0.24%)
0.42%	03/25/47[1]	26,968,092	22,984,616
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
1.08%	10/25/34[1]	131,435	128,045
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.93%	01/25/34[9]	35,914	36,330
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
3.76%	11/25/33[9]	848,586	837,939
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
4.09%	11/21/34[9]	3,255,607	3,263,835
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 9A1
4.23%	10/25/34[9]	244,999	243,299
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.12%	06/25/34[9]	248	256
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
3.65%	09/25/34[9]	2,684,613	2,661,530

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
3.79%	05/25/36[9]	$7,158,943	$5,077,909
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.15%)
0.33%	11/25/36[1]	14,864,557	6,717,210
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.21%)
0.39%	11/25/36[1]	4,129,044	1,938,122
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
0.39%	05/25/37[1]	31,102,791	29,342,155
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.46%	10/25/32[9]	17,156	16,741
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
0.88%	11/15/31[1]	1,120,432	1,098,061
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	04/25/37[1]	173,697,627	101,074,398
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
0.35%	04/25/37[1]	33,647,948	17,690,839
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.43%	04/25/37[1]	70,487,131	37,746,303
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.42%	05/25/37[1]	34,237,116	22,029,756
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
0.50%	05/25/37[1]	16,907,774	11,070,967
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.36%	06/25/37[1]	14,018,741	10,433,793
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/37[1]	18,723,496	15,091,952

June 2020 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
0.30%	07/25/37[1]	$30,077,375	$18,864,340
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
0.34%	07/25/37[1]	22,047,463	14,408,842
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.15%	10/25/33[9]	349,998	347,957
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
3.83%	08/25/34[9]	1,321,364	1,310,681
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.21%)
0.39%	02/25/36[1]	8,907	8,513
Merrill Lynch Mortgage Investors Trust,
Series 2005-A6, Class 2A4
(LIBOR USD 1-Month plus 0.34%)
0.52%	08/25/35[1]	191,098	190,292
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B
(STEP-reset date 08/25/20)
5.61%	03/25/37	30,641,163	10,380,838
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D
(STEP-reset date 08/25/20)
5.90%	03/25/37	23,981,784	8,124,531
Merrill Lynch Mortgage-Backed Securities
Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.40%)
2.57%	08/25/36[1]	3,654,234	3,408,996
Mid-State Capital Corp., Series 2004-1,
Class A
6.01%	08/15/37	241,859	259,382
Mid-State Capital Corp., Series 2005-1,
Class A
5.75%	01/15/40	12,967,261	14,056,347
Mid-State Capital Corp., Series 2006-1,
Class A
5.79%	10/15/40[2]	10,188,719	11,001,587
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38	213,764	230,000
Morgan Stanley ABS Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
0.48%	12/25/35[1]	77,517	76,487

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.50%	01/25/35[1]	$115,449	$110,980
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
3.30%	09/25/34[9]	692,780	684,213
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
0.44%	04/25/35[1]	2,185,722	2,086,331
Morgan Stanley Mortgage Loan Trust,
Series 2005-5AR, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
0.93%	09/25/35[1]	45,894	45,882
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36[9]	760,366	320,232
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S
(STEP-reset date 08/25/20)
5.50%	02/25/47	90,788	90,388
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
0.30%	04/25/37[1]	5,266,371	2,321,221
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 2B
LIBOR USD 1-Month
0.65%	12/26/46[1,2]	10,656,418	10,552,523
Morgan Stanley Resecuritization Trust,
Series 2014-R2, Class 1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.82%)
2.51%	12/26/46[1,2]	5,906,309	5,883,394
Morgan Stanley Resecuritization Trust,
Series 2014-R3, Class 4A
(Federal Reserve US 12-Month Cumulative
Average plus 0.98%)
2.67%	07/26/46[1,2]	1,102,197	1,106,094
Morgan Stanley Resecuritization Trust,
Series 2014-R4, Class 2A
3.56%	08/26/34[2,9]	862,532	865,873
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative
Average plus 0.75%)
2.43%	06/26/47[1,2]	13,579,851	13,405,741
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 4A
(Federal Reserve US 12-Month Cumulative
Average plus 0.96%)

34 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.65%	06/26/47[1,2]	$3,581,554	$3,567,944
Morgan Stanley Resecuritization Trust,
Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
0.97%	08/26/47[1,2]	6,420,887	6,262,680
MortgageIT Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
0.82%	02/25/35[1]	4,652,631	4,546,728
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
0.46%	10/25/35[1]	5,907,010	5,659,324
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.70%	12/25/35[1]	1,000,091	951,061
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.46%	09/25/36[1]	7,337,333	7,191,251
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV4
(LIBOR USD 1-Month plus 0.23%)
0.41%	03/25/37[1]	159,131	157,125
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/37[1]	8,265,000	7,601,551
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
1.26%	01/25/34[1]	127,739	120,164
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.86%	03/25/35[1]	532,157	521,076
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/36[1]	249,922	243,230
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.51%	02/25/36[1]	95,305	89,021
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
0.45%	03/25/36[1]	18,611,391	18,417,051
Nomura Resecuritization Trust,
Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
0.37%	11/26/36[1,2]	2,620,172	2,614,015

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust,
Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
2.24%	03/26/37[1,2]	$3,169,217	$3,167,803
Nomura Resecuritization Trust,
Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
0.30%	01/26/37[1,2]	3,889,011	3,902,905
NRPL, Series 2019-3A, Class A1
(STEP-reset date 08/25/20)
3.00%	07/25/59[2]	59,968,686	59,297,324
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29[9]	21,317,134	10,445,374
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	01/25/36[1]	14,568,621	13,635,342
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	05/25/37[1]	18,248,754	16,913,937
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.24%)
0.42%	05/25/37[1]	21,069,051	17,813,567
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5
(STEP-reset date 08/25/20)
3.61%	01/25/36	22,910,000	18,918,817
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
0.44%	11/25/36[1]	58,274	57,150
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.49%	06/25/47[1]	23,015,500	19,892,262
Popular ABS, Inc., Series 1998-1,
Class A2 (STEP-reset date 08/25/20)
7.48%	11/25/29	47,734	47,343
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
4.32%	12/25/35[9]	4,340,525	2,630,564
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.04%	04/25/35[9]	788,094	666,153
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
3.71%	07/25/35[9]	3,139,524	2,690,750

June 2020 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
2.50%	01/25/46[1]	$5,467,760	$4,736,729
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
4.30%	01/25/36[9]	131,171	104,568
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.62%	01/25/36[9]	13,587,875	11,505,369
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.19%)
0.37%	08/25/36[1]	23,711,744	20,832,050
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.56%	08/25/36[4,5,9]	23,858,389	480,563
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
0.56%	09/25/36[1]	225,793	164,961
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36[4,5,9]	79,930,339	1,138,608
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.70%	06/25/36[4,5,9]	39,591,620	816,425
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.79%	08/25/36[4,5,9]	96,396,961	2,303,752
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.47%	09/25/37[4,5,9]	70,703,911	1,376,450
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.36%	03/25/37[4,5,9]	43,679,531	548,008
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.27%	03/25/37[4,5,9]	50,373,723	422,167
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.31%	04/25/37[4,5,9]	107,658,591	1,428,403
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37[4,5,9]	36,166,327	457,117
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.40%	06/25/37[4,5,9]	91,835,136	1,659,929
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50%	12/25/31	23,441	15,366

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
0.73%	09/25/35[1]	$750,000	$745,068
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.51%	04/25/36[1]	815,000	783,484
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
4.01%	12/25/34[9]	241,664	240,763
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.89%	12/25/34[9]	16,835	16,077
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
3.90%	12/25/34[9]	353,458	351,614
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25%	07/25/36	2,190,511	2,226,594
Residential Funding Mortgage Securities
Trust, Series 2005-SA5, Class 1A
3.74%	11/25/35[9]	4,167,648	3,074,620
Residential Funding Mortgage Securities
Trust, Series 2006-SA3, Class 3A1
4.64%	09/25/36[9]	709,276	635,653
Residential Funding Mortgage Securities
Trust, Series 2006-SA3, Class 4A1
5.40%	09/25/36[9]	320,186	250,352
Residential Funding Mortgage Securities
Trust, Series 2006-SA4, Class 2A1
5.19%	11/25/36[9]	86,703	75,964
Residential Funding Mortgage Securities
Trust, Series 2007-SA2, Class 2A2
4.32%	04/25/37[9]	1,556,712	1,369,963
Saxon Asset Securities Trust, Series 2001-2,
Class AF6 (STEP-reset date 08/25/20)
6.81%	08/01/31	1,392	1,812
Saxon Asset Securities Trust, Series 2007-1,
Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.33%	01/25/47[1]	5,099,150	4,758,865
Saxon Asset Securities Trust, Series 2007-2,
Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.42%	05/25/47[1]	217,360	175,091
Saxon Asset Securities Trust, Series 2007-3,
Class 2A3
(LIBOR USD 1-Month plus 0.40%)
0.58%	09/25/47[1]	32,174,000	28,640,946

36 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC
Trust, Series 2006-CB1, Class AF2
(STEP-reset date 08/25/20)
3.20%	01/25/36	$7,358,804	$6,030,280
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
0.29%	02/25/37[1]	6,415,837	3,765,298
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
0.45%	02/25/37[1]	31,760,400	19,318,880
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.41%	02/25/37[1]	42,726,107	25,002,231
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
0.31%	05/25/37[1]	18,122,262	14,505,705
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
0.53%	05/25/37[1]	13,667,653	11,245,164
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.33%	12/25/36[1]	33,102,361	21,426,453
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
0.32%	01/25/37[1]	18,137,426	15,400,182
Sequoia Mortgage Trust, Series 2003-2,
Class A1
(LIBOR USD 1-Month plus 0.66%)
0.85%	06/20/33[1]	50,482	48,444
Sequoia Mortgage Trust, Series 2003-8,
Class A1
(LIBOR USD 1-Month plus 0.64%)
0.83%	01/20/34[1]	1,402	1,337
Sequoia Mortgage Trust, Series 2004-3,
Class A
(LIBOR USD 6-Month plus 0.50%)
1.63%	05/20/34[1]	315,583	307,041
Sequoia Mortgage Trust, Series 2004-4,
Class A
(LIBOR USD 6-Month plus 0.52%)
1.65%	05/20/34[1]	111,510	106,278
Sequoia Mortgage Trust, Series 2013-1,
Class 1A1
1.45%	02/25/43[9]	98,843	97,235

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
0.42%	12/25/36[1,2]	$14,556,113	$10,152,962
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
0.86%	06/25/35[1]	19,332,333	19,091,512
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-1, Class 3A3
4.17%	02/25/34[9]	19,594	18,897
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
3.71%	09/25/34[9]	5,845,943	5,659,073
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 1A
3.68%	10/25/34[9]	149,549	148,135
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 2A
3.72%	10/25/34[9]	6,723,147	6,724,350
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-15, Class A
3.81%	10/25/34[9]	2,070,048	1,979,132
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-17, Class A1
2.24%	11/25/34[9]	34,390	30,830
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-20, Class 1A2
3.56%	01/25/35[9]	536,121	517,204
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-12, Class 3A1
3.39%	06/25/35[9]	1,819,442	1,748,080
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-18, Class 7A3
3.94%	09/25/35[9]	15,128,601	11,652,519
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.34%	01/25/37[1]	29,133,059	26,410,583
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-9, Class 2A1
3.92%	10/25/47[9]	715,274	577,003
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.28%)
0.46%	02/25/36[1]	568,661	518,721
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative
Average plus 2.00%)
4.15%	02/25/36[1]	18,343,904	17,143,914

June 2020 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II
Trust, Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.30%	10/25/36[1]	$20,490,647	$18,511,519
Structured Asset Mortgage Investments II
Trust, Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.50%)
3.00%	08/25/47[1]	128,762,618	117,931,686
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 1997-2, Class 2A4
7.25%	03/28/30	931	960
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.78%	09/25/33[9]	163,048	160,408
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-34A, Class 5A4
3.67%	11/25/33[9]	1,167,581	1,141,079
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2004-23XS, Class 2A1
(LIBOR USD 1-Month plus 0.30%)
0.48%	01/25/35[1]	893,084	884,606
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50%	04/25/35	1,823,268	1,753,432
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 1A1
3.80%	06/25/37[9]	2,222,170	1,846,423
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
3.46%	12/25/44[9]	109,884	106,045
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.23%)
0.41%	01/25/37[1]	15,004,847	8,676,581
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.24%)
0.42%	08/25/36[1]	17,484,449	9,016,971
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.29%	01/25/37[1]	3,783,551	2,186,911
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
0.33%	01/25/37[1]	34,926,433	20,325,964

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
0.41%	01/25/37[1]	$11,724,214	$6,917,445
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.10%	06/25/33[9]	2,957,894	2,918,988
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
3.66%	06/25/34[9]	30,154	29,242
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
0.60%	05/25/44[1]	836,777	828,873
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
0.73%	05/25/35[1]	2,454,030	1,991,285
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.68%	06/25/35[1]	4,830,311	3,892,821
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.82%	01/25/45[1]	639,837	599,050
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
0.50%	08/25/45[1]	30,321,447	29,162,992
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
3.86%	10/25/35[9]	1,018,245	996,734
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
0.47%	10/25/45[1]	4,908,036	4,765,709
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.77%	12/25/35[9]	3,793,043	3,550,886
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.26%)
0.44%	11/25/45[1]	25,100,346	23,528,871
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.27%)
0.45%	12/25/45[1]	11,806,988	11,610,123
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.29%)

38 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
0.47%	12/25/45[1]	$12,807,213	$12,590,219
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.33%)
0.51%	01/25/45[1]	13,042,943	12,190,683
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
0.49%	01/25/45[1]	974,545	943,914
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
0.51%	01/25/45[1]	82,879	78,758
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.38%)
0.56%	01/25/45[1]	3,460,602	3,297,983
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
0.64%	04/25/45[1]	136,241	132,960
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.72%	07/25/45[1]	137,522	128,136
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative
Average plus 1.07%)
2.57%	01/25/46[1]	25,775,807	24,618,105
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
3.71%	09/25/36[9]	11,711,745	11,081,194
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.53%	12/25/36[9]	700,490	634,862
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
2.50%	02/25/46[1]	15,167,615	14,050,731
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.94%)
2.63%	05/25/46[1]	5,028,753	4,755,266
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative
Average plus 0.98%)
2.48%	07/25/46[1]	10,659,964	9,545,026

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-1, Class 2A1
6.00%	01/25/22	$151,272	$142,707
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
3.71%	07/25/37[9]	250,219	218,747
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.70%)
2.20%	02/25/47[1]	12,902,032	11,668,484
WaMu MSC Mortgage Pass-Through
Certificates, Series 2002-AR1, Class 1A1
4.04%	11/25/30[9]	249,569	244,973
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37	150,049	146,163
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR1, Class 1A1
4.13%	03/25/36[9]	2,497,270	2,438,549

			5,108,926,518

U.S. Agency Commercial Mortgage-Backed — 0.29%
Fannie Mae-Aces, Series 2020-M10,
Class X1 (IO)
1.92%	12/25/30[9]	266,383,926	39,551,580
Fannie Mae-Aces, Series 2020-M10,
Class X2 (IO)
1.83%	12/25/30[9]	462,158,133	65,184,354
Fannie Mae-Aces, Series 2020-M10,
Class X3 (IO)
1.44%	11/25/28[9]	181,726,154	16,731,691
Fannie Mae-Aces, Series 2020-M10,
Class X4 (IO)
1.00%	07/25/32[9]	136,631,528	11,447,181
Fannie Mae-Aces, Series 2020-M10,
Class X5 (IO)
1.55%	11/25/28[9]	190,525,878	19,939,829
Fannie Mae-Aces, Series 2020-M10,
Class X6 (IO)
1.50%	08/25/28[9]	219,046,000	21,633,268
Fannie Mae-Aces, Series 2020-M10,
Class X8 (IO)
0.78%	12/25/27[9]	181,514,000	7,386,636
Fannie Mae-Aces, Series 2020-M10,
Class X9 (IO)
0.99%	12/25/27[9]	122,475,644	5,525,025
Freddie Mac Multiclass Certificates,
Series 2020-RR06, Class AX (IO)
1.88%	10/27/28[9]	134,780,000	17,520,221

June 2020 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multiclass Certificates,
Series 2020-RR06, Class BX (IO)
1.84%	05/27/33[9]	$139,359,000	$23,856,595
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K1510,
Class A3
3.79%	01/25/34	9,400,000	11,636,166
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K154,
Class A2
3.42%	04/25/32	750,000	887,500
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K155,
Class A3
3.75%	04/25/33	125,000	156,277
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K157,
Class A3
3.99%	08/25/33[9]	300,000	372,664
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K158,
Class A2
3.90%	12/25/30[9]	4,640,000	5,684,647
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K158,
Class A3
3.90%	10/25/33[9]	165,000	202,860

			247,716,494

U.S. Agency Mortgage-Backed — 34.91%
Fannie Mae Grantor Trust, Series 2017-T1,
Class A
2.90%	06/25/27	62,729,408	69,350,597
Fannie Mae Pool 190375
5.50%	11/01/36	677,234	777,785
Fannie Mae Pool 190396
4.50%	06/01/39	10,453	11,619
Fannie Mae Pool 254232
6.50%	03/01/22	4,184	4,323
Fannie Mae Pool 313182
7.50%	10/01/26	961	1,064
Fannie Mae Pool 394854
6.50%	05/01/27	749	835
Fannie Mae Pool 468128
4.33%	07/01/21	1,858,891	1,896,430
Fannie Mae Pool 468587
3.84%	08/01/21	585,092	596,914
Fannie Mae Pool 545191
7.00%	09/01/31	2,337	2,693
Fannie Mae Pool 545756
7.00%	06/01/32	616	724

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 606108
7.00%	03/01/31	$2,417	$2,441
Fannie Mae Pool 613142
7.00%	11/01/31	8,462	9,901
Fannie Mae Pool 625666
7.00%	01/01/32	8,251	9,551
Fannie Mae Pool 633698
7.50%	02/01/31	29,149	35,198
Fannie Mae Pool 655928
7.00%	08/01/32	127,124	153,744
Fannie Mae Pool 725257
5.50%	02/01/34	876,149	1,003,873
Fannie Mae Pool 734830
4.50%	08/01/33	10,571	11,548
Fannie Mae Pool 734922
4.50%	09/01/33	1,629,397	1,811,300
Fannie Mae Pool 735207
7.00%	04/01/34	17,470	20,832
Fannie Mae Pool 735224
5.50%	02/01/35	3,179,580	3,648,375
Fannie Mae Pool 735651
4.50%	06/01/35	3,879,649	4,221,919
Fannie Mae Pool 735686
6.50%	12/01/22	526	541
Fannie Mae Pool 740297
5.50%	10/01/33	1,637	1,877
Fannie Mae Pool 745147
4.50%	12/01/35	23,058	25,299
Fannie Mae Pool 745592
5.00%	01/01/21	1	1
Fannie Mae Pool 753168
4.50%	12/01/33	6,782	7,416
Fannie Mae Pool 815422
4.50%	02/01/35	31,915	35,140
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
2.95%	11/01/35[1]	176,239	178,694
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
4.04%	11/01/35[1]	3,831	3,855
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.59%	12/01/35[1]	4,879	4,911
Fannie Mae Pool 888412
7.00%	04/01/37	229,729	265,330
Fannie Mae Pool 889125
5.00%	12/01/21	3,698	3,708

40 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 889184
5.50%	09/01/36	$3,087,903	$3,544,307
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
3.57%	05/01/37[1]	6,681	6,991
Fannie Mae Pool AB1613
4.00%	10/01/40	29,642,641	33,163,456
Fannie Mae Pool AB1803
4.00%	11/01/40	34,731,087	39,199,583
Fannie Mae Pool AB2127
3.50%	01/01/26	13,148,649	13,839,256
Fannie Mae Pool AB3679
3.50%	10/01/41	11,815,081	12,959,475
Fannie Mae Pool AB3864
3.50%	11/01/41	9,731,250	10,745,949
Fannie Mae Pool AB4045
3.50%	12/01/41	11,121,181	12,282,077
Fannie Mae Pool AB4262
3.50%	01/01/32	6,496,310	6,979,758
Fannie Mae Pool AB6385
3.00%	10/01/42	393,467	420,973
Fannie Mae Pool AB9703
3.50%	06/01/43	27,096,364	29,306,916
Fannie Mae Pool AC8279
4.50%	08/01/39	14,724	16,091
Fannie Mae Pool AE0138
4.50%	03/01/40	67,830	75,464
Fannie Mae Pool AE0482
5.50%	01/01/38	7,585,305	8,857,878
Fannie Mae Pool AE0600
3.89%	11/01/20[9]	9,219,847	9,267,908
Fannie Mae Pool AE0918
3.56%	10/01/20[9]	1,004,969	1,006,265
Fannie Mae Pool AH3780
4.00%	02/01/41	14,309,810	16,151,406
Fannie Mae Pool AJ1404
4.00%	09/01/41	20,008,561	22,102,199
Fannie Mae Pool AL0209
4.50%	05/01/41	20,522,973	23,343,237
Fannie Mae Pool AL0290
4.45%	04/01/21[9]	12,982,030	13,287,066
Fannie Mae Pool AL0834
4.05%	10/01/21[9]	18,781,155	19,198,557
Fannie Mae Pool AL0851
6.00%	10/01/40	12,677,590	15,126,641
Fannie Mae Pool AL1445
4.26%	11/01/21[9]	28,862,091	29,605,532

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL2521
3.50%	09/01/42	$174,564	$189,656
Fannie Mae Pool AL2669
4.23%	09/01/21[9]	1,088,079	1,104,945
Fannie Mae Pool AL4597
4.00%	01/01/44	52,914,295	59,892,191
Fannie Mae Pool AL6348
3.50%	02/01/45	54,113	58,520
Fannie Mae Pool AL7092
3.00%	07/01/45	78,053	84,746
Fannie Mae Pool AL8037
4.50%	07/01/34	218,363	239,412
Fannie Mae Pool AL8256
3.00%	08/01/43	594,993	649,365
Fannie Mae Pool AL8356
4.50%	07/01/34	552,097	600,538
Fannie Mae Pool AL8960
4.50%	05/01/46	45,623,059	50,519,638
Fannie Mae Pool AL9106
4.50%	02/01/46	60,248,578	65,981,695
Fannie Mae Pool AL9217
3.50%	10/01/46	34,159,619	37,364,840
Fannie Mae Pool AL9472
4.00%	10/01/43	9,558,026	10,493,553
Fannie Mae Pool AL9722
4.50%	08/01/46	197,662,786	218,877,306
Fannie Mae Pool AL9846
4.50%	02/01/47	200,833,780	222,388,633
Fannie Mae Pool AM4869
4.07%	12/01/25	1,778,442	2,019,576
Fannie Mae Pool AM6770
3.77%	09/01/29	163,895	190,559
Fannie Mae Pool AN4429
3.22%	01/01/27	23,130,000	26,093,706
Fannie Mae Pool AN4435
3.22%	01/01/27	29,420,000	33,189,660
Fannie Mae Pool AN6243
3.46%	09/01/37	6,938,000	8,341,876
Fannie Mae Pool AN7345
3.21%	11/01/37	81,112	94,731
Fannie Mae Pool AN7981
2.95%	01/01/28	100,000	112,170
Fannie Mae Pool AN9293
3.71%	09/01/30	76,105,000	89,548,124
Fannie Mae Pool AN9814
3.63%	08/01/28	132,456,146	152,371,789
Fannie Mae Pool AS8605
3.00%	01/01/32	231,521	246,932

June 2020 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AS8663
4.50%	01/01/47	$35,103,109	$37,897,576
Fannie Mae Pool AS9830
4.00%	06/01/47	126,725,453	135,125,245
Fannie Mae Pool AS9972
4.00%	07/01/47	109,462,007	116,717,518
Fannie Mae Pool AT9649
4.00%	07/01/43	209,305	236,904
Fannie Mae Pool AU3739
3.50%	08/01/43	36,198,496	40,228,194
Fannie Mae Pool BD2450
3.50%	01/01/47	140,181	149,007
Fannie Mae Pool BL0004
3.50%	09/01/28	6,290,000	7,295,202
Fannie Mae Pool BL0661
3.99%	11/01/33	238,767	283,140
Fannie Mae Pool BL0937
3.83%	12/01/28	92,491,032	107,693,061
Fannie Mae Pool BL6060
2.46%	04/01/40	126,370,000	134,400,921
Fannie Mae Pool BM4299
3.00%	03/01/30	55,455,000	58,298,704
Fannie Mae Pool BM4304
3.00%	02/01/30	77,329,724	81,295,153
Fannie Mae Pool BM5164
4.00%	11/01/48	84,409,036	92,786,526
Fannie Mae Pool BN4316
4.00%	01/01/49	52,028	56,065
Fannie Mae Pool CA0862
3.50%	09/01/47	8,449,154	8,918,227
Fannie Mae Pool CA0996
3.50%	01/01/48	73,651	79,650
Fannie Mae Pool CA1187
3.50%	02/01/48	147,588,258	155,801,749
Fannie Mae Pool CA1191
3.50%	11/01/47	9,900,529	10,450,178
Fannie Mae Pool CA1710
4.50%	05/01/48	287,507	309,676
Fannie Mae Pool CA1711
4.50%	05/01/48	29,494,655	31,768,911
Fannie Mae Pool CA2208
4.50%	08/01/48	67,635,925	72,682,065
Fannie Mae Pool CA2327
4.00%	09/01/48	55,305,008	60,757,767
Fannie Mae Pool CA2493
4.50%	10/01/48	20,354,122	21,867,602
Fannie Mae Pool CA3633
3.50%	06/01/49	41,143,023	44,597,169

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CA4011
3.50%	08/01/49	$153,816,702	$158,895,283
Fannie Mae Pool FM2318
3.50%	09/01/49	561,499,114	606,533,925
Fannie Mae Pool FM2388
3.50%	04/01/48	31,201,389	34,132,903
Fannie Mae Pool FN0001
3.79%	12/01/20[9]	21,523,115	21,738,205
Fannie Mae Pool MA1146
4.00%	08/01/42	48,600,894	53,452,288
Fannie Mae Pool MA1177
3.50%	09/01/42	56,923,683	61,699,600
Fannie Mae Pool MA1404
3.50%	04/01/43	110,192	119,155
Fannie Mae Pool MA1432
3.00%	05/01/33	83,803	89,071
Fannie Mae Pool MA1459
3.00%	06/01/33	39,488	41,970
Fannie Mae Pool MA1527
3.00%	08/01/33	55,823,362	59,540,565
Fannie Mae Pool MA1561
3.00%	09/01/33	34,716,355	37,028,165
Fannie Mae Pool MA1582
3.50%	09/01/43	17,938,538	19,396,068
Fannie Mae Pool MA1584
3.50%	09/01/33	54,458,465	58,311,189
Fannie Mae Pool MA1608
3.50%	10/01/33	38,170,066	40,870,594
Fannie Mae Pool MA1982
3.50%	08/01/34	89,120	94,490
Fannie Mae Pool MA2895
3.00%	02/01/47	100,439	106,042
Fannie Mae Pool MA2960
4.00%	04/01/47	75,910,806	80,942,431
Fannie Mae Pool MA3027
4.00%	06/01/47	56,042,127	59,756,789
Fannie Mae Pool MA3029
3.00%	06/01/32	50,087,429	52,726,992
Fannie Mae Pool MA3060
3.00%	07/01/32	22,944	24,153
Fannie Mae Pool MA3120
3.50%	09/01/47	4,412,394	4,657,358
Fannie Mae Pool MA3182
3.50%	11/01/47	90,879,816	95,937,404
Fannie Mae Pool MA3210
3.50%	12/01/47	158,905,277	167,748,577
Fannie Mae Pool MA3238
3.50%	01/01/48	133,490,174	140,919,088

42 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA3276
3.50%	02/01/48	$56,054,472	$59,173,982
Fannie Mae Pool MA3305
3.50%	03/01/48	74,791,887	78,980,794
Fannie Mae Pool MA3332
3.50%	04/01/48	207,954,618	219,239,712
Fannie Mae Pool MA3364
3.50%	05/01/33	23,301,347	24,548,369
Fannie Mae Pool MA3537
4.50%	12/01/48	50,302,733	54,039,969
Fannie Mae Pool MA3811
3.00%	10/01/49	40,571,182	42,063,314
Fannie Mae Pool MA3846
3.00%	11/01/49	227,639	236,011
Fannie Mae Pool MA3942
3.00%	02/01/50	77,210,580	80,090,180
Fannie Mae Pool MA3965
2.50%	03/01/40	32,565,712	33,985,633
Fannie Mae Pool MA3990
2.50%	04/01/50	4,429,187	4,621,252
Fannie Mae Pool MA3997
3.00%	04/01/50	89,064,670	92,386,372
Fannie Mae Pool MA4016
2.50%	05/01/40	576,154,779	602,245,717
Fannie Mae Pool MA4054
2.50%	06/01/40	5,810,700	6,073,512
Fannie Mae REMICS, Series 1991-65,
Class Z
6.50%	06/25/21	244	248
Fannie Mae REMICS, Series 1992-123,
Class Z
7.50%	07/25/22	314	328
Fannie Mae REMICS, Series 1993-132,
Class D (PO)
0.00%	10/25/22[10]	11,366	11,310
Fannie Mae REMICS, Series 1993-29,
Class PK
7.00%	03/25/23	980	1,023
Fannie Mae REMICS, Series 1994-55,
Class H
7.00%	03/25/24	6,158	6,686
Fannie Mae REMICS, Series 1997-34,
Class SA
(Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)
4.18%	10/25/23[1]	1,591	1,809
Fannie Mae REMICS, Series 1998-37,
Class VZ
6.00%	06/17/28	4,168	4,393

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1999-11,
Class Z
5.50%	03/25/29	$26,160	$27,808
Fannie Mae REMICS, Series 2001-52,
Class YZ
6.50%	10/25/31	102,282	121,392
Fannie Mae REMICS, Series 2005-104,
Class NI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
6.52%	03/25/35[1]	1,166,092	15,581
Fannie Mae REMICS, Series 2005-117,
Class LC
5.50%	11/25/35	4,014,303	4,243,969
Fannie Mae REMICS, Series 2005-122,
Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.42%	11/25/35[1]	53,407	7,162
Fannie Mae REMICS, Series 2005-92,
Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
5.92%	10/25/25[1]	3,522,475	292,415
Fannie Mae REMICS, Series 2006-4,
Class WE
4.50%	02/25/36	64,506	69,550
Fannie Mae REMICS, Series 2006-49,
Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
28.26%	04/25/36[1]	1,739,677	2,851,414
Fannie Mae REMICS, Series 2007-17,
Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.22%	03/25/37[1]	1,352,704	206,619
Fannie Mae REMICS, Series 2007-34,
Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
5.93%	04/25/37[1]	3,006,034	674,636
Fannie Mae REMICS, Series 2007-64,
Class FA
(LIBOR USD 1-Month plus 0.47%)
0.65%	07/25/37[1]	4,259	4,278
Fannie Mae REMICS, Series 2008-24,
Class NA
6.75%	06/25/37	389,325	449,806
Fannie Mae REMICS, Series 2010-116,
Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.42%	10/25/40[1]	3,917,987	658,051
Fannie Mae REMICS, Series 2010-135,
Class EA
3.00%	01/25/40	7,802	8,009

June 2020 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-17,
Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
6.17%	03/25/40[1]	$7,377,027	$1,801,320
Fannie Mae REMICS, Series 2010-43,
Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.24%	05/25/40[1]	13,045,128	2,819,213
Fannie Mae REMICS, Series 2011-101,
Class HE
4.00%	10/25/41	10,100,000	11,448,403
Fannie Mae REMICS, Series 2011-111,
Class DB
4.00%	11/25/41	21,075,196	23,360,637
Fannie Mae REMICS, Series 2011-2,
Class PD
4.00%	12/25/39	15,296	15,400
Fannie Mae REMICS, Series 2012-84,
Class VZ
3.50%	08/25/42	9,824,465	10,892,101
Fannie Mae REMICS, Series 2013-101,
Class BO (PO)
0.00%	10/25/43[10]	18,968,333	17,968,493
Fannie Mae REMICS, Series 2013-101,
Class CO (PO)
0.00%	10/25/43[10]	11,740,943	10,873,730
Fannie Mae REMICS, Series 2016-45,
Class AF
(LIBOR USD 1-Month plus 0.50%)
0.68%	07/25/46[1]	12,829,538	12,873,143
Fannie Mae REMICS, Series 2016-72,
Class FA
(LIBOR USD 1-Month plus 0.50%)
0.68%	10/25/46[1]	30,485,214	30,579,935
Fannie Mae REMICS, Series 2016-74,
Class GF
(LIBOR USD 1-Month plus 0.50%)
0.68%	10/25/46[1]	20,666,481	20,695,924
Fannie Mae REMICS, Series 2016-75,
Class FL
(LIBOR USD 1-Month plus 0.50%)
0.68%	10/25/46[1]	19,906,832	19,935,068
Fannie Mae REMICS, Series 2018-29,
Class AP
3.50%	11/25/46	171,738,324	177,813,730
Fannie Mae REMICS, Series 2018-38,
Class LA
3.00%	06/25/48	56,620,166	59,312,614
Fannie Mae REMICS, Series 2018-38,
Class PA
3.50%	06/25/47	90,889	95,462

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2018-45,
Class GA
3.00%	06/25/48	$67,166,069	$69,218,332
Fannie Mae REMICS, Series 2018-55,
Class PA
3.50%	01/25/47	53,212,819	55,519,956
Fannie Mae REMICS, Series 2018-57,
Class QA
3.50%	05/25/46	203,328	212,107
Fannie Mae REMICS, Series 2018-86,
Class JA
4.00%	05/25/47	4,418,404	4,627,106
Fannie Mae REMICS, Series 2018-94,
Class KD
3.50%	12/25/48	19,723,223	20,850,744
Fannie Mae REMICS, Series 2019-1,
Class AB
3.50%	02/25/49	4,233,189	4,528,350
Fannie Mae REMICS, Series 2019-1,
Class KP
3.25%	02/25/49	7,167,960	7,522,941
Fannie Mae REMICS, Series 2019-26,
Class JE
3.00%	06/25/49	18,870,323	19,306,784
Fannie Mae REMICS, Series 2019-45,
Class PA
3.00%	08/25/49	49,213,723	52,271,908
Fannie Mae REMICS, Series 2019-52,
Class PA
3.00%	09/25/49	24,895,204	25,612,804
Fannie Mae REMICS, Series 2019-67,
Class FE
(LIBOR USD 1-Month plus 0.45%)
0.63%	11/25/49[1]	57,774,089	57,870,821
Fannie Mae REMICS, Series 2019-79,
Class FA
(LIBOR USD 1-Month plus 0.50%)
0.68%	01/25/50[1]	191,080	192,007
Fannie Mae REMICS, Series G92-36,
Class Z
7.00%	07/25/22	8	8
Fannie Mae REMICS, Series G93-21,
Class Z
7.20%	05/25/23	1,294	1,372
Fannie Mae Trust, Series 2003-W2,
Class 2A9
5.90%	07/25/42	24,519	28,646
Freddie Mac Gold Pool A24156
6.50%	10/01/31	140,907	156,974
Freddie Mac Gold Pool A25162
5.50%	05/01/34	1,716,440	1,991,911

44 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A39012
5.50%	06/01/35	$36,206	$42,307
Freddie Mac Gold Pool A54856
5.00%	01/01/34	3,281,390	3,710,050
Freddie Mac Gold Pool A61164
5.00%	04/01/36	11,393	13,011
Freddie Mac Gold Pool A97038
4.00%	02/01/41	11,151,441	12,335,887
Freddie Mac Gold Pool C01492
5.00%	02/01/33	500,880	568,950
Freddie Mac Gold Pool C04546
3.00%	02/01/43	17,979,826	19,536,001
Freddie Mac Gold Pool C04573
3.00%	03/01/43	22,195,611	24,161,008
Freddie Mac Gold Pool C46104
6.50%	09/01/29	12,366	13,788
Freddie Mac Gold Pool C55789
7.50%	10/01/27	5,382	5,953
Freddie Mac Gold Pool C90573
6.50%	08/01/22	20,006	21,082
Freddie Mac Gold Pool E02402
6.00%	10/01/22	4,989	5,170
Freddie Mac Gold Pool G00992
7.00%	11/01/28	584	667
Freddie Mac Gold Pool G01515
5.00%	02/01/33	520,287	590,586
Freddie Mac Gold Pool G02579
5.00%	12/01/34	829,981	953,240
Freddie Mac Gold Pool G02884
6.00%	04/01/37	2,036,378	2,408,666
Freddie Mac Gold Pool G02955
5.50%	03/01/37	3,009,285	3,511,179
Freddie Mac Gold Pool G03357
5.50%	08/01/37	1,249,719	1,461,658
Freddie Mac Gold Pool G03676
5.50%	12/01/37	2,118,181	2,456,019
Freddie Mac Gold Pool G03783
5.50%	01/01/38	1,502,042	1,741,668
Freddie Mac Gold Pool G03985
6.00%	03/01/38	18,663	22,400
Freddie Mac Gold Pool G04438
5.50%	05/01/38	4,448,546	5,159,194
Freddie Mac Gold Pool G04703
5.50%	08/01/38	3,800,242	4,407,177
Freddie Mac Gold Pool G04706
5.50%	09/01/38	155,413	180,240
Freddie Mac Gold Pool G05866
4.50%	02/01/40	15,242,301	17,342,014

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G06361
4.00%	03/01/41	$21,204	$23,933
Freddie Mac Gold Pool G06498
4.00%	04/01/41	21,071,760	23,581,754
Freddie Mac Gold Pool G06499
4.00%	03/01/41	9,716,171	10,683,995
Freddie Mac Gold Pool G07408
3.50%	06/01/43	20,048,995	22,279,021
Freddie Mac Gold Pool G07786
4.00%	08/01/44	186,127,153	207,467,022
Freddie Mac Gold Pool G07848
3.50%	04/01/44	100,031,265	110,443,990
Freddie Mac Gold Pool G07849
3.50%	05/01/44	14,094,444	15,445,708
Freddie Mac Gold Pool G07924
3.50%	01/01/45	19,891,939	21,724,426
Freddie Mac Gold Pool G07925
4.00%	02/01/45	12,109,245	13,552,284
Freddie Mac Gold Pool G08676
3.50%	11/01/45	67,140,052	71,659,088
Freddie Mac Gold Pool G08681
3.50%	12/01/45	43,965,842	46,925,077
Freddie Mac Gold Pool G08698
3.50%	03/01/46	2,374	2,529
Freddie Mac Gold Pool G08710
3.00%	06/01/46	251,107,601	265,252,593
Freddie Mac Gold Pool G08711
3.50%	06/01/46	18,972,149	20,155,926
Freddie Mac Gold Pool G08715
3.00%	08/01/46	332,257,011	350,973,181
Freddie Mac Gold Pool G08721
3.00%	09/01/46	33,886,215	35,795,039
Freddie Mac Gold Pool G08722
3.50%	09/01/46	82,992,116	88,170,451
Freddie Mac Gold Pool G08726
3.00%	10/01/46	362,666,465	382,982,511
Freddie Mac Gold Pool G08727
3.50%	10/01/46	68,335,528	72,842,792
Freddie Mac Gold Pool G08732
3.00%	11/01/46	218,524,226	230,765,634
Freddie Mac Gold Pool G08737
3.00%	12/01/46	129,255,592	136,496,302
Freddie Mac Gold Pool G08741
3.00%	01/01/47	129,084,322	136,315,437
Freddie Mac Gold Pool G08742
3.50%	01/01/47	109,626,928	116,704,581
Freddie Mac Gold Pool G08747
3.00%	02/01/47	42,351,920	44,724,413

June 2020 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08757
3.50%	04/01/47	$50,134,649	$52,936,882
Freddie Mac Gold Pool G08758
4.00%	04/01/47	36,946	39,464
Freddie Mac Gold Pool G08762
4.00%	05/01/47	38,341,682	40,887,318
Freddie Mac Gold Pool G08773
3.00%	08/01/47	52,121	54,959
Freddie Mac Gold Pool G08779
3.50%	09/01/47	201,421	212,679
Freddie Mac Gold Pool G08784
3.50%	10/01/47	176,507	186,373
Freddie Mac Gold Pool G08791
3.00%	12/01/47	233,131,425	245,826,690
Freddie Mac Gold Pool G08792
3.50%	12/01/47	148,458	156,756
Freddie Mac Gold Pool G08795
3.00%	01/01/48	123,019	129,812
Freddie Mac Gold Pool G08826
5.00%	06/01/48	29,469,735	32,185,121
Freddie Mac Gold Pool G08833
5.00%	07/01/48	17,952,074	19,606,205
Freddie Mac Gold Pool G08838
5.00%	09/01/48	8,509,581	9,312,981
Freddie Mac Gold Pool G08840
5.00%	08/01/48	3,082,315	3,370,320
Freddie Mac Gold Pool G08843
4.50%	10/01/48	22,950,222	24,697,054
Freddie Mac Gold Pool G08844
5.00%	10/01/48	25,685,936	28,052,677
Freddie Mac Gold Pool G08848
4.50%	11/01/48	4,336,082	4,662,644
Freddie Mac Gold Pool G08849
5.00%	11/01/48	10,020,692	10,953,424
Freddie Mac Gold Pool G12393
5.50%	10/01/21	227,415	230,112
Freddie Mac Gold Pool G12399
6.00%	09/01/21	204	208
Freddie Mac Gold Pool G12824
6.00%	08/01/22	384,368	398,702
Freddie Mac Gold Pool G12909
6.00%	11/01/22	1,049,008	1,091,518
Freddie Mac Gold Pool G13032
6.00%	09/01/22	104,830	107,186
Freddie Mac Gold Pool G13058
4.50%	10/01/20	40	40
Freddie Mac Gold Pool G15897
2.50%	09/01/31	69,469	73,484

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G16085
2.50%	02/01/32	$4,724,944	$5,021,601
Freddie Mac Gold Pool G16502
3.50%	05/01/33	132,139	139,255
Freddie Mac Gold Pool G16524
3.50%	05/01/33	42,853,963	45,871,550
Freddie Mac Gold Pool G16584
3.50%	08/01/33	8,616,070	9,072,300
Freddie Mac Gold Pool G16607
3.50%	09/01/33	80,476,053	86,067,376
Freddie Mac Gold Pool G16623
2.50%	09/01/32	42,680,586	44,866,358
Freddie Mac Gold Pool G16755
3.50%	02/01/34	87,505,564	92,983,684
Freddie Mac Gold Pool G16756
3.50%	01/01/34	7,118,610	7,573,169
Freddie Mac Gold Pool G16770
2.50%	02/01/32	196,503	207,431
Freddie Mac Gold Pool G18581
2.50%	01/01/31	45,530	47,821
Freddie Mac Gold Pool G18592
3.00%	03/01/31	43,861	46,273
Freddie Mac Gold Pool G18596
3.00%	04/01/31	51,681,742	54,524,241
Freddie Mac Gold Pool G18691
3.00%	06/01/33	23,193,799	24,391,852
Freddie Mac Gold Pool G18692
3.50%	06/01/33	36,006,532	37,903,720
Freddie Mac Gold Pool G18713
3.50%	11/01/33	44,339,069	46,657,586
Freddie Mac Gold Pool G18716
3.50%	12/01/33	137,087	143,929
Freddie Mac Gold Pool G60023
3.50%	04/01/45	17,496,780	19,280,895
Freddie Mac Gold Pool G60080
3.50%	06/01/45	201,734,689	220,129,786
Freddie Mac Gold Pool G60138
3.50%	08/01/45	145,269,443	160,130,452
Freddie Mac Gold Pool G60238
3.50%	10/01/45	62,290,856	67,931,891
Freddie Mac Gold Pool G60344
4.00%	12/01/45	154,584	170,371
Freddie Mac Gold Pool G67700
3.50%	08/01/46	46,048,847	50,329,274
Freddie Mac Gold Pool G67703
3.50%	04/01/47	464,288,806	505,464,073
Freddie Mac Gold Pool G67706
3.50%	12/01/47	249,051,447	270,982,818

46 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67707
3.50%	01/01/48	$551,492,618	$605,571,763
Freddie Mac Gold Pool G67708
3.50%	03/01/48	616,299,485	667,103,886
Freddie Mac Gold Pool G67709
3.50%	03/01/48	411,350,502	449,733,790
Freddie Mac Gold Pool G67710
3.50%	03/01/48	419,773,300	450,048,232
Freddie Mac Gold Pool G67711
4.00%	03/01/48	111,474,846	123,263,441
Freddie Mac Gold Pool G67713
4.00%	06/01/48	158,466,673	172,451,609
Freddie Mac Gold Pool G67714
4.00%	07/01/48	180,829	198,156
Freddie Mac Gold Pool G67717
4.00%	11/01/48	152,890,474	167,444,028
Freddie Mac Gold Pool G67718
4.00%	01/01/49	236,102,457	256,665,819
Freddie Mac Gold Pool H00790
5.50%	05/01/37	9,267	10,504
Freddie Mac Gold Pool H05069
5.50%	05/01/37	328,431	373,377
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	35,699,616	40,311,052
Freddie Mac Gold Pool U99097
3.50%	07/01/43	58,425,040	63,232,830
Freddie Mac Gold Pool V61222
2.50%	06/01/31	125,491	132,588
Freddie Mac Gold Pool V62078
3.50%	08/01/33	8,512,550	8,998,238
Freddie Mac Gold Pool V62129
3.50%	08/01/33	18,693,446	19,862,233
Freddie Mac Gold Pool V80356
3.50%	08/01/43	37,567,945	41,499,026
Freddie Mac Gold Pool WN1000
3.70%	07/01/33	140,700,000	167,303,545
Freddie Mac Pool RB5048
2.50%	05/01/40	565,376,825	590,961,919
Freddie Mac Pool RB5054
2.50%	06/01/40	50,077,456	52,343,620
Freddie Mac Pool RE6029
3.00%	02/01/50	25,507,315	26,442,648
Freddie Mac Pool SD7502
3.50%	07/01/49	21,187,223	22,628,316
Freddie Mac Pool SD7503
3.50%	08/01/49	40,922,518	44,153,539
Freddie Mac Pool SD7511
3.50%	01/01/50	37,417,710	40,442,169

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool ZA5103
3.50%	12/01/47	$566,739	$598,229
Freddie Mac Pool ZA5128
3.50%	12/01/47	1,350,159	1,425,116
Freddie Mac Pool ZS4768
3.50%	05/01/48	4,250,943	4,481,630
Freddie Mac Pool ZT0277
3.50%	10/01/46	3,845,019	4,128,175
Freddie Mac Pool ZT1403
3.50%	11/01/33	50,666,320	53,346,173
Freddie Mac REMICS, Series 1073,
Class G
7.00%	05/15/21	45	46
Freddie Mac REMICS, Series 1107,
Class ZC
6.50%	07/15/21	450	459
Freddie Mac REMICS, Series 1980,
Class Z
7.00%	07/15/27	65,919	75,656
Freddie Mac REMICS, Series 1983,
Class Z
6.50%	12/15/23	20,172	21,745
Freddie Mac REMICS, Series 2098,
Class TZ
6.00%	01/15/28	262,860	292,517
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29	14,304	16,182
Freddie Mac REMICS, Series 2313,
Class LA
6.50%	05/15/31	6,893	7,961
Freddie Mac REMICS, Series 2433,
Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
20.45%	02/15/32[1]	8,307	13,281
Freddie Mac REMICS, Series 2481,
Class AW
6.50%	08/15/32	30,726	34,072
Freddie Mac REMICS, Series 3019,
Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.02%	08/15/35[1]	1,259,603	312,056
Freddie Mac REMICS, Series 3063,
Class YG
5.50%	11/15/35	3,330,595	3,877,099
Freddie Mac REMICS, Series 3300,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.02%	08/15/35[1]	556,898	118,997

June 2020 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3707,
Class EI (IO)
5.00%	12/15/38	$6,741,696	$289,476
Freddie Mac REMICS, Series 3730,
Class JG
3.00%	09/15/39	7,141	7,264
Freddie Mac REMICS, Series 3752,
Class XL (IO)
4.50%	11/15/40	54,806,333	61,568,919
Freddie Mac REMICS, Series 3891,
Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
5.77%	07/15/41[1]	6,099,859	740,105
Freddie Mac REMICS, Series 3904,
Class JB
4.50%	08/15/41	15,832,557	17,916,179
Freddie Mac REMICS, Series 3925,
Class LB
4.50%	09/15/41	9,215,000	11,269,604
Freddie Mac REMICS, Series 3928,
Class JD
4.00%	09/15/41	32,095,702	35,709,466
Freddie Mac REMICS, Series 4102,
Class TC
2.50%	09/15/41	13,620,271	14,169,473
Freddie Mac REMICS, Series 4161,
Class BA
2.50%	12/15/41	21,090,919	21,927,196
Freddie Mac REMICS, Series 4656,
Class EZ
4.00%	02/15/47	177,069	205,233
Freddie Mac REMICS, Series 4818,
Class CA
3.00%	04/15/48	5,055,562	5,266,101
Freddie Mac REMICS, Series 4846,
Class PA
4.00%	06/15/47	1,810,658	1,907,880
Freddie Mac REMICS, Series 4852,
Class CA
4.00%	11/15/47	54,961,879	58,967,243
Freddie Mac REMICS, Series 4860,
Class BH
3.50%	10/15/48	25,239,843	26,184,200
Freddie Mac REMICS, Series 4860,
Class PA
3.50%	02/15/49	9,252,030	9,619,937
Freddie Mac REMICS, Series 4879,
Class BC
3.00%	04/15/49	4,618,350	4,751,617
Freddie Mac REMICS, Series 4896,
Class DA
3.00%	01/15/49	3,510,295	3,654,910

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4937,
Class MF
(LIBOR USD 1-Month plus 0.45%)
0.63%	12/25/49[1]	$13,269,734	$13,291,739
Freddie Mac Strips, Series 309,
Class PO (PO)
0.00%	08/15/43[10]	26,818,256	24,824,386
Freddie Mac Strips, Series 319,
Class F2
(LIBOR USD 1-Month plus 0.50%)
0.68%	11/15/43[1]	5,081,646	5,111,382
Ginnie Mae I Pool 782817
4.50%	11/15/39	16,230,182	18,204,624
Ginnie Mae I Pool AA5452
3.50%	07/15/42	212,157	226,124
Ginnie Mae II Pool 2631
7.00%	08/20/28	1,663	1,878
Ginnie Mae II Pool 3388
4.50%	05/20/33	4,261	4,662
Ginnie Mae II Pool 3427
4.50%	08/20/33	1,607	1,767
Ginnie Mae II Pool 3554
4.50%	05/20/34	1,590	1,749
Ginnie Mae II Pool 4058
5.00%	12/20/37	982	1,125
Ginnie Mae II Pool 4342
5.00%	01/20/39	1,337	1,519
Ginnie Mae II Pool 4520
5.00%	08/20/39	25,951	29,520
Ginnie Mae II Pool 5140
4.50%	08/20/41	55,743	61,260
Ginnie Mae II Pool 5175
4.50%	09/20/41	59,163	65,023
Ginnie Mae II Pool 5281
4.50%	01/20/42	17,238	18,949
Ginnie Mae II Pool 783591
4.50%	07/20/41	22,285	24,495
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/34[1]	13,368	13,873
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.00%	03/20/35[1]	19,518	19,802
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.25%	08/20/35[1]	22,423	23,578

48 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/35[1]	$18,786	$19,784
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	05/20/25[1]	3,585	3,713
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/25[1]	4,705	4,713
Ginnie Mae II Pool MA0627
4.50%	12/20/42	65,349	71,826
Ginnie Mae II Pool MA0701
4.50%	01/20/43	82,398	90,160
Ginnie Mae II Pool MA1157
3.50%	07/20/43	67,831	73,693
Ginnie Mae II Pool MA1997
4.50%	06/20/44	18,258	20,024
Ginnie Mae II Pool MA2374
5.00%	11/20/44	456,830	515,098
Ginnie Mae II Pool MA2756
4.50%	04/20/45	40,457	44,373
Ginnie Mae II Pool MA2828
4.50%	05/20/45	1,739,756	1,908,249
Ginnie Mae II Pool MA2894
4.50%	06/20/45	662,246	726,197
Ginnie Mae II Pool MA3036
4.50%	08/20/45	69,607	76,339
Ginnie Mae II Pool MA3309
3.00%	12/20/45	16,004	17,058
Ginnie Mae II Pool MA3456
4.50%	02/20/46	458,159	502,407
Ginnie Mae II Pool MA3521
3.50%	03/20/46	62,414,867	66,810,496
Ginnie Mae II Pool MA3524
5.00%	03/20/46	19,998	22,428
Ginnie Mae II Pool MA3597
3.50%	04/20/46	156,366,190	167,378,435
Ginnie Mae II Pool MA3600
5.00%	04/20/46	11,865,214	13,368,319
Ginnie Mae II Pool MA3663
3.50%	05/20/46	45,410,529	48,537,657
Ginnie Mae II Pool MA3665
4.50%	05/20/46	197,401	215,981
Ginnie Mae II Pool MA3666
5.00%	05/20/46	6,833,806	7,693,389

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3738
4.50%	06/20/46	$817,710	$894,675
Ginnie Mae II Pool MA3739
5.00%	06/20/46	3,911,108	4,407,387
Ginnie Mae II Pool MA3805
4.50%	07/20/46	6,823,255	7,465,477
Ginnie Mae II Pool MA3806
5.00%	07/20/46	297,834	334,501
Ginnie Mae II Pool MA3876
4.50%	08/20/46	7,048,852	7,712,307
Ginnie Mae II Pool MA3877
5.00%	08/20/46	1,352,773	1,531,660
Ginnie Mae II Pool MA3937
3.50%	09/20/46	36,496,500	39,009,776
Ginnie Mae II Pool MA3939
4.50%	09/20/46	3,666,980	4,117,224
Ginnie Mae II Pool MA4003
3.00%	10/20/46	19,469,947	20,690,500
Ginnie Mae II Pool MA4006
4.50%	10/20/46	4,197,574	4,600,530
Ginnie Mae II Pool MA4007
5.00%	10/20/46	8,253,512	9,308,929
Ginnie Mae II Pool MA4069
3.50%	11/20/46	113,468,774	121,176,253
Ginnie Mae II Pool MA4071
4.50%	11/20/46	11,960,149	13,108,406
Ginnie Mae II Pool MA4072
5.00%	11/20/46	2,164,303	2,443,330
Ginnie Mae II Pool MA4126
3.00%	12/20/46	325,614,806	346,027,305
Ginnie Mae II Pool MA4127
3.50%	12/20/46	119,215,305	127,313,124
Ginnie Mae II Pool MA4129
4.50%	12/20/46	36,932,702	41,515,281
Ginnie Mae II Pool MA4196
3.50%	01/20/47	30,182	32,232
Ginnie Mae II Pool MA4198
4.50%	01/20/47	321,087	350,707
Ginnie Mae II Pool MA4199
5.00%	01/20/47	6,775,683	7,637,741
Ginnie Mae II Pool MA4264
4.50%	02/20/47	98,355,472	107,990,976
Ginnie Mae II Pool MA4265
5.00%	02/20/47	1,786,735	1,995,151
Ginnie Mae II Pool MA4324
5.00%	03/20/47	10,034,459	11,276,729
Ginnie Mae II Pool MA4382
3.50%	04/20/47	81,874,096	87,307,548

June 2020 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4384
4.50%	04/20/47	$4,874,192	$5,305,546
Ginnie Mae II Pool MA4385
5.00%	04/20/47	16,399,503	18,153,217
Ginnie Mae II Pool MA4453
4.50%	05/20/47	255,541,067	279,534,896
Ginnie Mae II Pool MA4454
5.00%	05/20/47	38,210,999	42,252,959
Ginnie Mae II Pool MA4510
3.50%	06/20/47	116,685	124,428
Ginnie Mae II Pool MA4511
4.00%	06/20/47	16,770,208	18,038,944
Ginnie Mae II Pool MA4512
4.50%	06/20/47	905,572	989,965
Ginnie Mae II Pool MA4513
5.00%	06/20/47	728,806	806,718
Ginnie Mae II Pool MA4586
3.50%	07/20/47	139,843,283	149,123,773
Ginnie Mae II Pool MA4588
4.50%	07/20/47	149,279	162,798
Ginnie Mae II Pool MA4589
5.00%	07/20/47	36,959,125	40,899,995
Ginnie Mae II Pool MA4652
3.50%	08/20/47	10,561,304	11,235,786
Ginnie Mae II Pool MA4655
5.00%	08/20/47	44,284,484	49,016,387
Ginnie Mae II Pool MA4719
3.50%	09/20/47	137,589,955	146,376,931
Ginnie Mae II Pool MA4720
4.00%	09/20/47	333,967	358,398
Ginnie Mae II Pool MA4722
5.00%	09/20/47	855,839	944,408
Ginnie Mae II Pool MA4781
5.00%	10/20/47	10,676,124	11,780,974
Ginnie Mae II Pool MA4836
3.00%	11/20/47	292,373,035	310,167,986
Ginnie Mae II Pool MA4837
3.50%	11/20/47	330,999,547	352,022,602
Ginnie Mae II Pool MA4838
4.00%	11/20/47	111,876,619	120,060,863
Ginnie Mae II Pool MA4840
5.00%	11/20/47	3,156,039	3,492,907
Ginnie Mae II Pool MA4900
3.50%	12/20/47	21,475,873	22,839,889
Ginnie Mae II Pool MA4901
4.00%	12/20/47	74,631,708	80,091,330
Ginnie Mae II Pool MA4961
3.00%	01/20/48	980,286	1,039,950

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4963
4.00%	01/20/48	$129,861,217	$139,361,110
Ginnie Mae II Pool MA5078
4.00%	03/20/48	216,631	231,802
Ginnie Mae II Pool MA5137
4.00%	04/20/48	50,094,297	53,602,361
Ginnie Mae II Pool MA5399
4.50%	08/20/48	10,895,416	11,725,143
Ginnie Mae II Pool MA5466
4.00%	09/20/48	18,753,511	20,048,862
Ginnie Mae II Pool MA5467
4.50%	09/20/48	103,002	110,797
Ginnie Mae II Pool MA5528
4.00%	10/20/48	87,064,301	92,780,522
Ginnie Mae II Pool MA5530
5.00%	10/20/48	18,009,618	19,637,019
Ginnie Mae II Pool MA5651
4.00%	12/20/48	30,488	32,485
Ginnie Mae II Pool MA6030
3.50%	07/20/49	99,305,630	102,492,245
Ginnie Mae II Pool MA6080
3.00%	08/20/49	17,784	18,460
Ginnie Mae II Pool MA6081
3.50%	08/20/49	33,643,452	34,723,035
Ginnie Mae II Pool MA6209
3.00%	10/20/49	31,282,587	32,515,954
Ginnie Mae II Pool MA6210
3.50%	10/20/49	17,843,447	18,425,384
Ginnie Mae Pool (TBA)
2.50%	07/20/50	608,050,000	640,115,140
3.00%	07/20/50	364,050,000	385,736,568
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33	6,598,210	7,380,006
Ginnie Mae, Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
6.55%	06/16/37[1]	12,160,312	2,857,822
Ginnie Mae, Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
6.06%	03/20/36[1]	10,376,298	1,289,747
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.61%	05/20/37[1]	26,119,092	4,063,467
Ginnie Mae, Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
6.29%	12/20/39[1]	4,353,918	1,056,559
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38	5,842	6,031

50 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.60%	07/16/39	[1]	$43,403	$7,402
Ginnie Mae, Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
6.10%	08/16/38	[1]	67,711	6,677
Ginnie Mae, Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.20%	01/16/40	[1]	56,253	12,872
Ginnie Mae, Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
5.60%	01/16/40	[1]	10,227,837	2,057,296
Ginnie Mae, Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
6.30%	09/16/39	[1]	2,331,750	220,948
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		121,374	25,971
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	55,849,649
Ginnie Mae, Series 2014-108, Class PA
2.63%	12/20/39		14,803,527	15,329,020
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		1,793,743	1,934,873
Ginnie Mae, Series 2019-1, Class NP
3.50%	01/20/49		29,797,959	31,667,656
Ginnie Mae, Series 2019-119, Class JE
3.00%	09/20/49		37,834,513	39,049,414
Ginnie Mae, Series 2019-15, Class GT
3.50%	02/20/49		30,867,376	32,904,223
Ginnie Mae, Series 2019-44, Class CA
3.50%	12/20/48		15,983,927	16,726,411
Ginnie Mae, Series 2019-71, Class PT
3.00%	06/20/49		12,534,041	13,201,737
Ginnie Mae, Series 2019-86, Class C
2.50%	03/20/49		34,783,520	36,360,722
Ginnie Mae, Series 2019-90, Class HE
3.00%	07/20/49		40,529,563	42,308,682
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
0.62%	10/07/20	[1]	5,193,361	5,172,917
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
0.73%	12/08/20	[1]	5,959,663	5,949,543
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
0.73%	12/08/20	[1]	16,196,340	16,198,023

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
UMBS (TBA)
2.00%	07/01/35	$155,800,000	$161,195,214
2.00%	08/01/35	206,550,000	213,327,412
2.00%	07/01/50	436,975,000	447,216,606
2.00%	08/01/50	397,350,000	405,894,559
2.50%	08/01/35	1,668,925,000	1,744,762,621
2.50%	07/01/50	3,521,175,000	3,671,100,047
2.50%	08/01/50	1,111,900,000	1,157,076,542
3.00%	09/01/50	1,297,000,000	1,361,427,165
3.50%	07/01/35	42,875,000	45,035,017
5.00%	07/01/50	200,175,000	218,684,263

			29,804,254,983

Total Mortgage-Backed
(Cost $35,287,280,038)			36,156,987,596

MUNICIPAL BONDS — 1.19%*
California — 0.49%
Los Angeles Department of Water & Power Power System Revenue, Build America Taxable Bonds, Water Utility Improvements, Series SY
6.01%	07/01/39	350,000	481,513
Los Angeles Department of Water & Power Power System Revenue, Taxable Bonds, Electric Light & Power Improvements, Series C
5.52%	07/01/27	12,625,000	16,018,221
Los Angeles Unified School District, Build America Bonds, School Improvements, Series RY
6.76%	07/01/34	12,165,000	18,030,476
Los Angeles Unified School District, Build America Taxable Bonds, School Improvements, Series KR
5.75%	07/01/34	10,755,000	14,899,117
Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements
6.95%	07/01/40	435,000	435,061
Regents of the University of California Medical Center Pooled Revenue, Taxable Bonds, Health, Hospital and Nursing Home Improvements, Series N
3.01%	05/15/50	197,665,000	199,238,409
3.26%	05/15/60	40,075,000	41,829,883
San Francisco City & County Airport Comm-San Francisco International Airport, Airport and Marina Improvements, Series A
5.00%	05/01/49	70,765,000	84,834,500
State of California, Build America Bonds, School Improvements, General Obligation
7.95%	03/01/36	8,138	7,847

June 2020 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Build America Taxable Bonds, Various Purpose, Water Utility Improvements
7.50%	04/01/34	$3,885,000	$6,347,935
University of California, Taxable, College & University, Revenue Bonds, University & College Improvements, Series AP
3.93%	05/15/45	30,115,000	36,007,301

			418,130,263

Florida — 0.02%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series A
5.00%	10/01/49	11,900,000	14,137,319

Massachusetts — 0.11%
Commonwealth of Massachusetts, Public Improvements, Series C
3.00%	03/01/48	59,745,000	63,500,571
3.00%	03/01/49	26,430,000	28,025,843

			91,526,414

Missouri — 0.01%
Health & Educational Facilities Authority of the State of Missouri, Taxable Revenue Bonds, Washington University, University and College Improvements
3.65%	08/15/57	8,515,000	10,571,713

New Jersey — 0.00%
Jersey City Municipal Utilities Authority, Taxable Bonds, Water Utility Improvements, Series B
5.47%	05/15/27	400,000	456,528
New Jersey State Turnpike Authority, Build America Taxable Bonds, Highway Improvements, Series A
7.10%	01/01/41	285,000	472,923
New Jersey Turnpike Authority, Taxable Bonds, Highway Revenue, Series F
3.73%	01/01/36	300,000	349,743

			1,279,194

New York — 0.56%
City of New York, Build America Bonds, Public Improvements
4.77%	10/01/23	4,420,000	4,946,599
5.21%	10/01/31	6,420,000	8,034,052
5.52%	10/01/37	6,075,000	8,652,623
5.82%	10/01/31	220,000	222,748
City of New York, Build America Taxable Bonds, Public Improvements, Series F1
6.65%	12/01/31	43,210,000	44,289,386

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
City of New York, General Obligation Bonds, Public Improvements, Series D-1
4.00%	03/01/50	$7,000,000	$7,969,430
Metropolitan Transportation Authority, Green Taxable Bonds, Transit Improvements, Series C2
5.18%	11/15/49	48,140,000	56,334,391
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Taxable Bonds, Public Improvements, Subseries C5
3.90%	05/01/31	15,000,000	17,228,850
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Taxable Bonds, Public Improvements, Subseries FI
4.00%	08/01/33	6,450,000	7,355,516
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Taxable Bonds, Public Improvements, Subseries SU
3.88%	08/01/31	3,135,000	3,611,865
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds, Public Improvements
5.51%	08/01/37	25,000,000	35,061,000
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, School Improvements, Series G-3
5.27%	05/01/27	13,135,000	16,272,557
New York City Water & Sewer System Revenue Bonds, Water Utility Improvements
3.00%	06/15/50	25,595,000	26,759,061
New York City Water & Sewer System, Revenue Bonds, Series EE
3.50%	06/15/42	80,000,000	96,508,802
New York State Dormitory Authority, Build America Bonds, University & College Improvements
5.29%	03/15/33	44,990,000	56,987,483
New York State Dormitory Authority, Revenue Bonds, Health, Hospital and Nursing Home Improvements, Series A
4.00%	07/01/50	37,630,000	42,109,483
4.00%	07/01/53	4,855,000	5,411,772
New York State Dormitory Authority, Revenue Bonds, School Improvements, Series A
4.00%	03/15/48	9,870,000	11,209,260
New York State Dormitory Authority, Unrefunded Build America Bonds, University & College Improvements
5.43%	03/15/39	21,400,000	28,215,044

52 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp.,
Build America Taxable Bonds, Public Improvements
5.77%	03/15/39		$150,000	$195,177

				477,375,099

Texas — 0.00%
Texas A&M University, Taxable Bond, University & College Improvements, Series B
2.69%	05/15/25		350,000	379,656
Texas Transportation Commission State Highway Fund, Build America Taxable Bonds, Highway Improvements, Series B
5.18%	04/01/30		3,075,000	3,945,440

				4,325,096

Total Municipal Bonds
(Cost $951,752,684)				1,017,345,098

U.S. TREASURY SECURITIES — 14.85%
U.S. Treasury Bonds — 4.19%
U.S. Treasury Bonds
1.13%	05/15/40		1,000,000	990,957
2.00%	02/15/50		760,496,000	871,183,820
U.S. Treasury Bonds - Treasury Inflation
Indexed Bonds
0.25%	02/15/50	[11]	1,098,725,174	1,234,861,881
U.S. Treasury Bonds (WI)
1.25%	05/15/50		1,532,698,000	1,472,946,734

				3,579,983,392

U.S. Treasury Notes — 10.66%
U.S. Treasury Notes
0.25%	05/31/25		3,663,239,000	3,659,232,332
0.25%	06/30/25		2,405,134,000	2,400,718,318
0.38%	04/30/25		544,653,000	547,078,411
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.13%	04/15/25	[11]	761,767,892	799,499,208
0.25%	07/15/29	[11]	945,756,490	1,035,661,682
U.S. Treasury Notes (WI)
0.63%	05/15/30		658,885,000	657,160,573

				9,099,350,524

Total U.S. Treasury Securities
(Cost $12,514,283,418)				12,679,333,916

Total Bonds – 91.96%
(Cost $76,407,921,613)				78,514,153,904

Issues		Shares	Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings
LLC[4,5,6,12]		1,180,703	$64,939

Total Common Stock
(Cost $65,187,440)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 20.02%
Commercial Paper — 0.39%
Ford Motor Credit Co. LLC
2.80%[13]	08/13/20	$50,000,000	49,781,100
2.83%[13]	08/12/20	50,000,000	49,786,314
2.88%[13]	01/08/21	38,155,000	37,169,889
3.20%[13]	10/08/20	191,145,000	189,563,963
3.20%[13]	10/14/20	7,365,000	7,300,480

			333,601,746

Money Market Funds — 4.48%
Dreyfus Government Cash Management Fund
8.42%[14]		2,499,488,464	2,499,488,464
Fidelity Investments Money Market Funds - Government Portfolio
5.23%[14,15]		244,112	244,112
JPMorgan U.S. Government Money Market Fund
7.20%[14]		756,522,000	756,522,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
5.22%[14]		571,602,000	571,602,000

			3,827,856,576

U.S. Agency Discount Notes — 2.40%
Federal Home Loan Bank
0.16%[13]	11/23/20	250,000,000	249,838,890
0.16%[13]	11/30/20	500,000,000	499,662,220
0.20%[13]	11/16/20	500,000,000	499,670,425
0.22%[13]	07/20/20	500,000,000	499,970,970
1.51%[13]	07/10/20	300,000,000	299,992,665

			2,049,135,170

U.S. Treasury Bills — 12.75%
U.S. Cash Management Bills
0.13%[13]	10/20/20	500,000,000	499,784,165
0.16%[13]	11/03/20	500,000,000	499,713,540
0.17%[13]	11/10/20	500,000,000	499,697,500
0.17%[13]	11/24/20	500,000,000	499,716,110
U.S. Cash Management Bills (WI)
0.14%[13]	10/27/20	1,050,000,000	1,049,552,584

June 2020 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
U.S. Treasury Bills
0.10%[13]	07/30/20	$2,500,000	$2,499,758
0.10%[13]	10/01/20	46,480,000	46,462,776
0.14%[13]	11/05/20	1,000,000,000	999,470,830
0.14%[13]	11/19/20	500,000,000	499,701,355
0.15%[13]	10/08/20	750,000	749,701
0.16%[13]	11/27/20	800,000,000	799,470,240
0.18%[13]	12/03/20	1,500,000,000	1,499,063,535
0.18%[13]	12/10/20	500,000,000	499,656,875
0.19%[13]	10/15/20	1,000,842,000	1,000,385,216
0.21%[13]	07/09/20	10,570,000	10,569,724
0.23%[13]	08/13/20	1,000,000,000	999,850,690
0.26%[13,16]	09/10/20	181,009,000	180,964,376
0.86%[13]	07/16/20	1,000,590,000	1,000,541,011
1.53%[13]	07/23/20	300,000,000	299,979,375

			10,887,829,361

Total Short-Term Investments
(Cost $17,097,633,515)			17,098,422,853

Total Investments – 111.98%
(Cost $93,570,742,568)			95,612,641,696

Net unrealized appreciation on unfunded commitments 0.00%			74,044

Liabilities in Excess of Other
Assets – (11.98)%			(10,230,049,193)

Net Assets – 100.00%			$85,382,592,503

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $23,557,530, which is 0.03% of total net assets.

[6]	Non-income producing security.
[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $3,003,486, at an interest rate of 3.60% and a maturity of July 13, 2021. The investment is not accruing an unused commitment fee.

[9]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[10]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2020.

[11]	Inflation protected security. Principal amount reflects original security face amount.

[12]	Affiliated investment.

[13]	Represents annualized yield at date of purchase.

[14]	Represents the current yield as of June 30, 2020.

[15]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged for swaps is $6,207.

[16]

Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged for futures is $125,584,032. The total market value of collateral pledged for options is $55,260,076.

†

Fair valued security. The aggregate value of fair valued securities is $120,106,752, which is 0.14% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GBP): British Pound

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(SOFR): Secured Overnight Financing Rate

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation

FOREIGN CURRENCY EXCHANGE CONTRACT
USD 12,397,232	GBP 9,900,000	Goldman Sachs International	07/24/20	$162,751

54 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	25,978	09/30/20	$3,266,530,560	$7,771,732	$7,771,732
U.S. Treasury Ultra Bond	46	09/21/20	10,035,188	146,466	146,466

			3,276,565,748	7,918,198	7,918,198

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	635	09/21/20	(100,002,578)	(623,825)	(623,825)

TOTAL FUTURES CONTRACTS			$3,176,563,170	$7,294,373	$7,294,373

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

June 2020 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

56 /  June 2020

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$333,601,746	$—	$333,601,746
Money Market Funds	3,827,856,576	—	—	3,827,856,576
U.S. Agency Discount Notes	—	2,049,135,170	—	2,049,135,170
U.S. Treasury Bills	10,887,829,361	—	—	10,887,829,361
Long-Term Investments:
Asset-Backed Securities	—	3,294,900,900	1,869,980	3,296,770,880
Bank Loans	—	969,258,486	6,009,864	975,268,350
Common Stock	—	—	64,939	64,939
Corporates	—	23,646,424,516	4,981,325	23,651,405,841
Foreign Government Obligations	—	737,042,223	—	737,042,223
Mortgage-Backed	—	36,146,356,174	10,631,422	36,156,987,596
Municipal Bonds	—	1,017,345,098	—	1,017,345,098
U.S. Treasury Securities	9,609,311,145	3,070,022,771	—	12,679,333,916

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	162,751	—	162,751
Interest rate contracts	7,918,198	—	—	7,918,198
Liabilities:
Interest rate contracts	(623,825)	—	—	(623,825)

Total	$24,332,291,455	$71,264,249,835	$23,557,530	$95,620,098,820

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

June 2020 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2020	$3,430,498	$6,069,565	$64,939	$5,264,767	$11,260,792

Accrued discounts/premiums	—	(38,458)	—	(5,768)	(296,055)

Realized gain/(loss)	—	97	—	(47,296)	—

Change in unrealized appreciation/ (depreciation)*	(1,560,518)	(21,340)	—	150,932	(333,315)

Purchases	—	—	—	—	—

Sales	—	—	—	(381,310)	—

Transfers into Level 3**	—	—	—	—	—

Transfers out of Level 3**	—	—	—	—	—

Balance as of June 30, 2020	$1,869,980	$6,009,864	$64,939	$4,981,325	$10,631,422

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $(1,764,240) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

TOTAL RETURN BOND FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$1,869,980	Benchmark Pricing	Offered Quote	$10.00 - $21.20	$13.42
Bank Loans	$6,009,864	Third-party Vendor	Vendor Prices	75.50	75.50
Common Stock	$64,939	Broker Quote	Offered Quote	0.06	0.06
Corporate Securities	$4,981,325	Third-party Vendor	Vendor Prices	121.27	121.27
Mortgage-Backed Securities-Non- Agency	$10,631,422	Third-party Vendor	Vendor Prices	0.84 - 2.39	1.78

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2020, were as follows:

	VALUE AT BEGINNING OF PERIOD	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF PERIOD	REALIZED GAIN/ LOSS	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)

Homer City Holdings LLC	$64,939	$—	$—	$—	$64,939	$—	$—

COMMITMENTS AND CONTINGENCIES

The Total Return Bond Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2020

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN

Intelsat Jackson Holdings, Delayed-Draw Term Loan, 1st Lien (Luxembourg)	July 2021	$3,003,486	$74,044

58 /  June 2020